LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
INDIVIDUAL VARIABLE ANNUITY CONTRACTS

Home Office:
Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802

This Prospectus describes individual variable annuity contracts that are issued by Lincoln National Life Insurance Company (LINCOLN LIFE). They are for use with nonqualified and qualified retirement plans. Generally, you do not pay federal income tax on the contract's growth until it is paid out. The contracts are designed to accumulate CONTRACT VALUE and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If the annuitant dies before the ANNUITY COMMENCEMENT DATE, we will pay your BENEFICIARY a DEATH BENEFIT.

This Prospectus offers three types of contracts. They are a single premium deferred annuity, a flexible premium deferred annuity and a periodic premium deferred annuity.

The minimum PURCHASE PAYMENTS for each contract are:

1. Single premium deferred contract: $1,000 for Roth IRAs, IRAs and SEPs; $3,000 for all others;

2. Flexible premium deferred contract (Multi-Fund 2,3,4,): $1,000 for Roth IRAs, IRAs and SEPs; $3,000 for all others (minimum $100 subsequent PURCHASE PAYMENT); and

3. Periodic premium deferred contract (Multi-Fund 1): $600 per CONTRACT YEAR (minimum $25 per PURCHASE PAYMENT).

You choose whether your CONTRACT VALUE accumulates on a variable or a fixed (guaranteed) basis or both. If you put all your PURCHASE PAYMENTS into the fixed account, we guarantee your principal and a minimum interest rate. WE LIMIT WITHDRAWALS AND TRANSFERS FROM THE FIXED SIDE OF THE CONTRACT. SEE THE FIXED SIDE OF THE CONTRACT.

All PURCHASE PAYMENTS for benefits on a variable basis will be placed in Lincoln National Variable Annuity Account C (VARIABLE ANNUITY ACCOUNT [VAA]). The VAA is a segregated investment account of LINCOLN LIFE. If you put all or some of your PURCHASE PAYMENTS into one or more of the contract's SUBACCOUNTS you take all the investment risk on the CONTRACT VALUE and the retirement income. If the SUBACCOUNTS you select make money, your CONTRACT VALUE goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the funds and series you select. WE DO NOT GUARANTEE HOW ANY OF THE SUBACCOUNTS WILL PERFORM. ALSO, NEITHER THE U.S. GOVERNMENT NOR ANY FEDERAL AGENCY INSURES OR GUARANTEES YOUR INVESTMENT IN THE CONTRACT.

The available funds and series are listed below:

    Lincoln National Aggressive Growth Fund
    Lincoln National Bond Fund
    Lincoln National Capital Appreciation Fund
    Lincoln National Equity Income Fund
    Lincoln National Global Asset Allocation Fund
    Lincoln National Growth and Income Fund
    Lincoln National International Fund
    Lincoln National Managed Fund
    Lincoln National Money Market Fund
    Lincoln National Social Awareness Fund
    Lincoln National Special Opportunities Fund
    Delaware Group Premium Fund --
      Delaware Growth & Income (formerly known as
      Decatur Total Return) Series
      Global Bond Series
      Trend Series

This Prospectus gives you information about the contracts that you should know before you decide to buy a contract and make PURCHASE PAYMENTS. You should also review the Prospectuses for the funds and series that are attached, and keep the Prospectuses for reference.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THIS CONTRACT OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You can obtain a current Statement of Additional Information (SAI) about the contracts which has more information. Its terms are made part of this Prospectus. For a free copy, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI and other information about LINCOLN LIFE and the VAA are also available on the SEC's web site (http://www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.

May 1, 1999

TABLE OF CONTENTS

                                                  PAGE
----------------------------------------------------------
Special terms                                           2
----------------------------------------------------------
Expense tables                                          3
----------------------------------------------------------
Summary                                                 5
----------------------------------------------------------
Condensed financial information                         7
----------------------------------------------------------
Investment results                                      9
----------------------------------------------------------
Financial statements                                    9
----------------------------------------------------------
Lincoln National Life Insurance Company                 9
----------------------------------------------------------
Variable annuity account (VAA)                          9
----------------------------------------------------------
Fixed side of the contract                              9
----------------------------------------------------------
Investments of the variable annuity account            10
----------------------------------------------------------
Description of the funds and series                    10
----------------------------------------------------------
Charges and other deductions                           12
----------------------------------------------------------

                                                  PAGE
----------------------------------------------------------

The contracts                                          15
----------------------------------------------------------
Annuity payouts                                        19
----------------------------------------------------------
Federal tax matters                                    20
----------------------------------------------------------
Voting rights                                          24
----------------------------------------------------------
Distribution of the contracts                          24
----------------------------------------------------------
Return privilege                                       24
----------------------------------------------------------
State regulation                                       24
----------------------------------------------------------
Restrictions under the Texas Optional
Retirement Program                                     24
----------------------------------------------------------
Records and reports                                    25
----------------------------------------------------------
Other information                                      25
----------------------------------------------------------
Statement of additional information
table of contents for the VAA                          27
----------------------------------------------------------

SPECIAL TERMS

(We have italicized the special terms that have special meaning throughout this Prospectus)

ACCOUNT OR VARIABLE ANNUITY ACCOUNT (VAA) -- The segregated investment account, Lincoln National Variable Annuity Account C, into which LINCOLN LIFE sets aside and invests the assets for the variable side of the contract offered in this Prospectus.

ACCUMULATION UNIT -- A measure used to calculate CONTRACT VALUE for the variable side of the CONTRACT before the ANNUITY COMMENCEMENT DATE.

ANNUITANT -- The person on whose life the ANNUITY BENEFIT PAYMENTS made after an ANNUITY COMMENCEMENT DATE are based.

ANNUITY COMMENCEMENT DATE -- The VALUATION DATE when funds are withdrawn or converted into ANNUITY UNITS or fixed dollar payout for payment of retirement income benefits under the ANNUITY PAYOUT option you select.

ANNUITY PAYOUT OPTION -- An amount paid at regular intervals after the ANNUITY COMMENCEMENT DATE under one of several options available to the ANNUITANT and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

ANNUITY UNIT -- A measure used to calculate the amount of ANNUITY PAYOUTS for the variable side of the contract after the ANNUITY COMMENCEMENT DATE.

BENEFICIARY -- The person you designate to receive any DEATH BENEFIT paid if the annuitant dies before the ANNUITY COMMENCEMENT DATE.

CONTRACTOWNER (you, your, owner) -- The person who has the ability to exercise the rights within the CONTRACT (decides on investment allocations, transfers, payout option, designates the BENEFICIARY, etc.). Usually, but not always, the owner is the ANNUITANT.

CONTRACT VALUE -- At a given time before the ANNUITY COMMENCEMENT DATE, the value of all ACCUMULATION UNITS for a contract plus the value of the fixed side of the contract.

CONTRACT YEAR -- Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

DEATH BENEFIT -- An amount payable to your designated BENEFICIARY if the annuitant dies before the ANNUITY COMMENCEMENT DATE. An enhanced guaranteed minimum death benefit (EGMDB) is also available.

LINCOLN LIFE (we, us, our) -- Lincoln National Life Insurance Company.

PURCHASE PAYMENTS -- Amounts paid into the contract.

SUBACCOUNT -- The portion of the VAA that reflects investments in ACCUMULATION and ANNUITY UNITS of a class of a particular fund or series available under the contracts. There is a separate SUBACCOUNT which corresponds to each fund or SERIES.

VALUATION DATE -- Each day the New York Stock Exchange (NYSE) is open for trading.

VALUATION PERIOD -- The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for trading (VALUATION
DATE) and ending at the close of such trading on the next VALUATION DATE.

EXPENSE TABLES

SUMMARY OF CONTRACTOWNER EXPENSES:

The maximum surrender charge (contingent deferred sales charge) as a percentage of CONTRACT VALUE (for single premium and periodic premium
contracts), or of PURCHASE PAYMENTS (for flexible premium contracts),        7% (SINGLE AND
surrendered/withdrawn:                                                       FLEXIBLE)
                                                                             8% (PERIODIC)

The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive these charges in certain situations.
See Charges and other deductions -- Surrender charges.

ANNUAL CONTRACT FEE:
Periodic and flexible premium Multi-Fund 2 contract only: $25

VAA ANNUAL EXPENSES:
(as a percentage of average account value):

                                                   WITH EGMDB         WITHOUT EGMDB
Mortality and expense risk charge                        1.00%               1.00%

Enhanced guaranteed minimum DEATH BENEFIT
  charge                                                  .30%                 --
                                                          ---                 ---
  Total annual charge for each VAA SUBACCOUNT            1.30%               1.00%

ANNUAL EXPENSES OF THE FUNDS AND SERIES FOR THE YEAR ENDED DECEMBER 31, 1998:

(as a percentage of each fund's or series' average net assets):

                                               MANAGEMENT        OTHER           TOTAL
                                               FEES          +   EXPENSES    =   EXPENSES
-----------------------------------------------------------------------------------------
 1.  Aggressive Growth                         .73               .08             .81
-----------------------------------------------------------------------------------------
 2.  Bond                                      .44               .13             .57
-----------------------------------------------------------------------------------------
 3.  Capital Appreciation                      .75               .08             .83
-----------------------------------------------------------------------------------------
 4.  Equity-Income                             .72               .07             .79
-----------------------------------------------------------------------------------------
 5.  Global Asset Allocation                   .72               .19             .91
-----------------------------------------------------------------------------------------
 6.  Growth and Income                         .31               .04             .35
-----------------------------------------------------------------------------------------
 7.  International                             .79               .14             .93
-----------------------------------------------------------------------------------------
 8.  Managed                                   .36               .03             .39
-----------------------------------------------------------------------------------------
 9.  Money Market                              .48               .11             .59
-----------------------------------------------------------------------------------------
10.  Social Awareness                          .34               .04             .38
-----------------------------------------------------------------------------------------
11.  Special Opportunities                     .36               .06             .42
-----------------------------------------------------------------------------------------
     Delaware Growth & Income (formerly known
     as Decatur Total Return)*                 .60               .11             .71
12.
-----------------------------------------------------------------------------------------
13.  Global Bond* (after waiver)               .68               .17             .85
-----------------------------------------------------------------------------------------
14.  Trend* (after waiver)                     .75               .10             .85
-----------------------------------------------------------------------------------------

*The investment adviser for the Delaware Growth & Income Series (formerly Decatur Total Return Series) and the Trend Series is Delaware Management Company, Inc. ("DMC"). The investment advisor for the Global Bond Series is Delaware International Advisers Ltd. Effective May 1, 1999 through October 31, 1999 the investment advisers for the series of the Delaware Group Premium Fund have VOLUNTARILY agreed to waive their management fees and reimburse each series for expenses to the extent that total expenses will not exceed 0.80% for the Delaware Growth & Income Series, 0.85% for the Trend Series and the Global Bond Series. In addition the management fees for Delaware Growth & Income will not exceed 0.60%. The fee ratios shown above have been restated, if necessary, to reflect the new voluntary limitations which took effect on May 1, 1999. The declaration of a VOLUNTARY expense limitation does not bind the investment advisers to declare future expense limitations with respect to the fund. Pursuant to a vote of the fund's shareholders on March 17, 1999, a new management fee structure based on average daily net assets was approved. The above ratios have been restated to reflect the new management fee structure, which took effect on May 1, 1999. Without the reimbursements or waivers total expenses for each series for year ending 12/31/98 would have been -- Global Bond, 0.92%, Trend, 0.85%.

EXAMPLES

(expenses of the SUBACCOUNTS and the funds and series):

If you surrender your contract at the end of the time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                    1 YEAR                   3 YEARS                   5 YEARS                   10 YEARS
                           ------------------------  ------------------------  ------------------------  ------------------------
                            SGL   MF2  MF3&4   PER.   SGL   MF2  MF3&4   PER.   SGL   MF2  MF3&4   PER.   SGL   MF2  MF3&4   PER.
-----------------------------------------------------------------------------  --------------------------------------------------
 1.  Aggressive Growth       93    92    91     101   121   118   116     146   148   146   143     194   244   250   244     273
-----------------------------------------------------------------------------  --------------------------------------------------
 2.  Bond                    91    89    89      99   112   109   107     138   134   132   129     180   214   221   214     243
-----------------------------------------------------------------------------  --------------------------------------------------
 3.  Capital Appreciation    94    92    92     102   121   118   117     147   149   147   145     195   246   252   246     220
-----------------------------------------------------------------------------  --------------------------------------------------
 4.  Equity-Income           93    92    91     101   120   117   116     146   147   145   142     193   242   247   242     271
-----------------------------------------------------------------------------  --------------------------------------------------
 5.  Global Asset
     Allocation              94    93    92     102   123   121   119     149   153   151   149     199   255   260   255     283
-----------------------------------------------------------------------------  --------------------------------------------------
 6.  Growth and Income       89    87    87      97   107   104   102     133   125   122   120     172   196   201   196     225
-----------------------------------------------------------------------------  --------------------------------------------------
 7.  International           95    93    93     103   124   121   120     150   154   152   150     200   257   262   257     285
-----------------------------------------------------------------------------  --------------------------------------------------
 8.  Managed                 90    88    88      98   109   106   104     135   129   126   123     176   203   209   203     233
-----------------------------------------------------------------------------  --------------------------------------------------
 9.  Money Market            91    90    89      99   114   111   109     140   137   134   132     183   220   226   220     249
-----------------------------------------------------------------------------  --------------------------------------------------
10.  Social Awareness        89    88    87      97   108   105   103     134   127   124   121     174   199   204   199     228
-----------------------------------------------------------------------------  --------------------------------------------------
11.  Special
     Opportunities           90    88    88      98   109   106   104     135   129   126   123     176   203   209   203     233
-----------------------------------------------------------------------------  --------------------------------------------------
12.  Delaware Growth &
     Income (formerly
     Decatur Total
     Return)                 93    91    90     101   118   115   113     144   143   141   138     189   234   239   234     263
-----------------------------------------------------------------------------  --------------------------------------------------
13.  Global Bond             94    92    92     102   122   119   117     147   150   148   146     196   248   254   248     277
-----------------------------------------------------------------------------  --------------------------------------------------
14.  Trend                   93    92    91     101   121   118   116     146   148   146   143     194   244   250   244     273
-----------------------------------------------------------------------------  --------------------------------------------------

If you do not surrender your contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                    1 YEAR                   3 YEARS                   5 YEARS                   10 YEARS
                           ------------------------  ------------------------  ------------------------  ------------------------
                            SGL   MF2  MF3&4   PER.   SGL   MF2  MF3&4   PER.   SGL   MF2  MF3&4   PER.   SGL   MF2  MF3&4   PER.
-----------------------------------------------------------------------------  --------------------------------------------------
 1.  Aggressive Growth       21    22    21      19    66    68    66      59   113   116   113     101   244   250   244     218
-----------------------------------------------------------------------------  --------------------------------------------------
 2.  Bond                    19    19    19      16    57    59    57      50    99   102    99      86   214   221   214     187
-----------------------------------------------------------------------------  --------------------------------------------------
 3.  Capital Appreciation    22    22    22      19    67    68    67      59   115   117   115     102   246   252   246     220
-----------------------------------------------------------------------------  --------------------------------------------------
 4.  Equity-Income           21    22    21      19    66    67    66      58   112   115   112     100   242   247   242     216
-----------------------------------------------------------------------------  --------------------------------------------------
 5.  Global Asset
     Allocation              22    23    22      20    69    71    69      62   119   121   119     106   255   260   255     229
-----------------------------------------------------------------------------  --------------------------------------------------
 6.  Growth and Income       17    17    17      14    52    54    52      44    90    92    90      77   196   201   196     168
-----------------------------------------------------------------------------  --------------------------------------------------
 7.  International           23    23    23      20    70    71    70      62   120   122   120     107   257   262   257     231
-----------------------------------------------------------------------------  --------------------------------------------------
 8.  Managed                 18    18    18      15    54    56    54      47    93    96    93      80   203   209   203     176
-----------------------------------------------------------------------------  --------------------------------------------------
 9.  Money Market            19    20    19      17    59    61    59      51   102   104   102      89   220   226   220     194
-----------------------------------------------------------------------------  --------------------------------------------------
10.  Social Awareness        17    18    17      15    53    55    53      45    91    94    91      78   199   204   199     172
-----------------------------------------------------------------------------  --------------------------------------------------
11.  Special
     Opportunities           18    18    18      15    54    56    54      47    93    96    93      80   203   209   203     176
-----------------------------------------------------------------------------  --------------------------------------------------
12.  Delaware Growth &
     Income (formerly
     Decatur Total
     Return)                 20    21    20      18    63    65    63      55   108   111   108      96   234   239   234     208
-----------------------------------------------------------------------------  --------------------------------------------------
13.  Global Bond             22    22    22      19    67    69    67      60   116   118   116     103   248   254   248     222
-----------------------------------------------------------------------------  --------------------------------------------------
14.  Trend                   21    22    21      19    66    68    66      59   113   116   113     101   244   250   244     218
-----------------------------------------------------------------------------  --------------------------------------------------

We provide these examples to help you understand the direct and indirect costs and expenses of the contract. The examples assume that an enhanced DEATH BENEFIT is in effect. Without this benefit, expenses would be lower.

For more information, see Charges and other deductions in this Prospectus, and the Prospectuses for the funds and series. Premium taxes may also apply, although they do not appear in the examples. We also reserve the right to impose a charge on transfers between SUBACCOUNTS and to and from the fixed account. Currently, there is no charge. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE.

SUMMARY

WHAT KIND OF CONTRACT AM I BUYING? It is an individual annuity contract between you and LINCOLN LIFE. It may provide for a fixed annuity and/or a variable annuity. This Prospectus describes the variable side of the contract. See The contracts.

WHAT IS THE VARIABLE ANNUITY ACCOUNT (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more SUBACCOUNTS, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which LINCOLN LIFE may conduct. See Variable annuity account (VAA). REMEMBER THAT PARTICIPANTS IN THE VAA BENEFIT FROM ANY GAIN, AND TAKE A RISK OF ANY LOSS, IN THE VALUE OF THE SECURITIES IN THE FUNDS' OR SERIES' PORTFOLIOS.

WHAT ARE MY INVESTMENT CHOICES? Based upon your instruction, the VAA applies your PURCHASE PAYMENTS to buy fund and series shares in one or more of the investment funds of the SUBACCOUNTS: Aggressive Growth, Bond, Capital Appreciation, Delaware Growth & Income (formerly known as Decatur Total Return), Equity-Income, Global Asset Allocation, Global Bond, Growth and Income, International, Managed, Money Market, Social Awareness, Special Opportunities, Trend.

In turn, each fund or series holds a portfolio of securities consistent with its investment policy. See Investment of the variable annuity accounts and Description of the funds and series.

WHO INVESTS MY MONEY? The investment advisor for the Lincoln National funds is Lincoln Investment Management, Inc. (Lincoln Investment), Fort Wayne, Indiana. The investment advisor for the Trend Series and Delaware Growth & Income (formerly known as Decatur Total Return) Series is DMC, and the investment manager of the Global Bond Series is DIAL, an affiliate of Delaware Management, Philadelphia, Pennsylvania. Each is an indirect subsidiary of Lincoln National Corporation (LNC), and registered as an investment advisor with the SEC. See Investments of the variable annuity account -- Investment advisors.

HOW DOES THE CONTRACT WORK? If we approve your application, we will send you a contract. When you make PURCHASE PAYMENTS during the accumulation phase, you buy ACCUMULATION UNITS. If you decide to receive retirement income payments, your ACCUMULATION UNITS are converted to ANNUITY UNITS. Your retirement income payments will be based on the number of ANNUITY UNITS you received and the value of each ANNUITY UNIT on payout days. See The contracts.

WHAT CHARGES DO I PAY UNDER THE CONTRACT? If you withdraw CONTRACT VALUE, you pay a surrender charge from 0% to 8%, depending upon how many CONTRACT YEARS have elapsed (single premium and periodic premium), or how many CONTRACT YEARS the PURCHASE PAYMENT has been in the contract (flexible premium), and which type of contract you choose. We may waive surrender charges in certain situations. See Charges and other deductions -- Surrender charges.

We will deduct any applicable premium tax from PURCHASE PAYMENTS or CONTRACT VALUE at the time the tax is incurred or at another time we choose.

We charge an annual contract fee of $25 under the periodic and the flexible premium Multi-Fund 2 contracts.

We apply an annual charge totaling 1.30% of net asset value of the VAA. This charge includes 1.00% as a mortality and expense risk charge. If the enhanced DEATH BENEFIT is not in effect, the annual charge is 1.00%. See Charges and other deductions.

Each fund and series pays a management fee based on its average daily net asset value. See Investments of the variable annuity account -- Investment Advisor. Each fund and series also has additional operating expenses. These are described in the Prospectuses for the fund or series.

WHAT PURCHASE PAYMENTS DO I MAKE, AND HOW OFTEN? Subject to the minimum and maximum payment amounts for each type of contract, your payments may be flexible. See The contracts -- Purchase Payments.

HOW WILL MY ANNUITY PAYOUTS BE CALCULATED? If you decide to annuitize, you select an annuity option and start receiving retirement income payments from your contract as a fixed option or variable option or a combination of both. See Annuity options.

WHAT HAPPENS IF THE ANNUITANT DIES BEFORE I ANNUITIZE? If the enhanced DEATH BENEFIT is in effect, your BENEFICIARY will receive the CONTRACT VALUE. If the enhanced DEATH BENEFIT is not in effect, your BENEFICIARY will receive the greater of the guaranteed minimum death benefit or the CONTRACT VALUE. Your BENEFICIARY has options as to how the DEATH BENEFIT is paid. See death benefit before the annuity commencement date.

MAY I TRANSFER CONTRACT VALUE BETWEEN SUBACCOUNTS AND BETWEEN THE FIXED SIDE OF THE CONTRACT? Yes, with certain limits. See The Contracts - transfers between SUBACCOUNTS on or before the annuity commencement date; transfers following the annuity commencement date; and transfers to and from the general account on or before the annuity commencement date.

MAY I SURRENDER THE CONTRACT OR MAKE A WITHDRAWAL? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The contracts -- Surrenders and withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and other deductions. A portion of surrender/withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59 1/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal tax matters.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. you can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our home office. In most states you assume the risk of any market drop on PURCHASE PAYMENTS you allocate to the variable side of the contract. See Return privilege.

CONDENSED FINANCIAL INFORMATION FOR THE VAA

ACCUMULATION UNIT VALUES

The following information relating to ACCUMULATION UNIT values including the enhanced guaranteed minimum death benefit charge where applicable and number of ACCUMULATION UNITS for each of the 10 years in the period ended December 31, 1998 comes from the VAA'S financial statements. It should be read along with the

VAA'S financial statements and notes which are all included in the SAI.

                                                          1998*              1997        1996       1995       1994        1993
----------------------------------------------------------------------------------------------------------------------------------
                                                                  without
                                                  with EGMDB        EGMDB
Aggressive Growth subaccount
Accumulation unit value
- Beginning of period                            $    1.684        1.687       1.384      1.196        .896      1.000      1.000**
- End of period                                  $    1.559        1.567       1.687      1.384       1.196       .896      1.000**
Number of accumulation units
- End of period (000's omitted)                       1,953      204,322     199,221    172,630     114,518     67,547        110
----------------------------------------------------------------------------------------------------------------------------------
Bond subaccount
Accumulation unit value
- Beginning of period                            $    4.625        4.632       4.283      4.228       3.585      3.780      3.398
- End of period                                  $    5.002        5.024       4.632      4.283       4.228      3.585      3.780
Number of accumulation units
- End of period (000's omitted)                       1,160       70,180      60,078     62,709      62,644     57,900     62,765
----------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation subaccount
Accumulation unit value
- Beginning of period                            $    1.881        1.884       1.520      1.294       1.017      1.000      1.000**
- End of period                                  $    2.562        2.574       1.884      1.520       1.294      1.017      1.000**
Number of accumulation units
- End of period (000's omitted)                       4,553      284,822     234,328    174,073      98,067     52,125        110
----------------------------------------------------------------------------------------------------------------------------------
Equity-Income subaccount
Accumulation unit value
- Beginning of period                            $    2.146        2.150       1.663      1.391       1.046      1.000      1.000**
- End of period                                  $    2.388        2.399       2.150      1.663       1.391      1.046      1.000**
Number of accumulation units
- End of period (000's omitted)                       5,898      395,691     371,051    275,632     171,817     75,383        110
----------------------------------------------------------------------------------------------------------------------------------
Global Asset Allocation subaccount
Accumulation unit value
- Beginning of period                            $    2.716        2.720       2.302      2.013       1.642      1.689      1.453
- End of period                                  $    3.042        3.056       2.720      2.302       2.013      1.642      1.689
Number of accumulation units
- End of period (000's omitted)                       1,888      155,191     159,590    140,242     126,558    122,061     92,778
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income subaccount
Accumulation unit value
- Beginning of period                            $    9,635        9,650       7.453      6.292       4.593      4.579      4.084
- End of period                                  $   11.444       11.497       9.650      7.453       6.292      4.593      4.579
Number of accumulation units
- End of period (000's omitted)                       2,252      353,739     357,850    332,885     291,063    253,621    226,072
----------------------------------------------------------------------------------------------------------------------------------

                                                   1992       1991       1990       1989
-----------------------------------------------                        --------------------

Aggressive Growth subaccount
Accumulation unit value
- Beginning of period
- End of period                                  trading began in 1994.
Number of accumulation units
- End of period (000's omitted)
-----------------------------------------------                        --------------------
Bond subaccount
Accumulation unit value
- Beginning of period                                3.181      2.737      2.591      2.312
- End of period                                      3.398      3.181      2.737      2.591
Number of accumulation units
- End of period (000's omitted)                     52,842     46,830     40,983     37,671
-----------------------------------------------                        --------------------
Capital Appreciation subaccount
Accumulation unit value
- Beginning of period
- End of period                                  trading began in 1994.
Number of accumulation units
- End of period (000's omitted)
-----------------------------------------------                        --------------------
Equity-Income subaccount
Accumulation unit value
- Beginning of period
- End of period                                  trading began in 1994.
Number of accumulation units
- End of period (000's omitted)
-----------------------------------------------                        --------------------
Global Asset Allocation subaccount
Accumulation unit value
- Beginning of period                                1.378      1.174      1.175      1.005
- End of period                                      1.453      1.378      1.174      1.175
Number of accumulation units
- End of period (000's omitted)                     67,873     57,199     50,149     39,835
-----------------------------------------------                        --------------------
Growth and Income subaccount
Accumulation unit value
- Beginning of period                                4.050      3.125      3.126      2.611
- End of period                                      4.084      4.050      3.125      3.126
Number of accumulation units
- End of period (000's omitted)                    188,659    144,515    114,974     96,161
-----------------------------------------------                        --------------------

 * The EGMDB became available in June 1997, the first full year was 1998. ** These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts through December 31.

                                                          1998*              1997        1996       1995       1994        1993
----------------------------------------------------------------------------------------------------------------------------------
                                                                  without
                                                  with EGMDB        EGMDB
International subaccount
Accumulation unit value
- Beginning of period                            $    1.560        1,562       1.488      1.368       1.271      1.243       .901
- End of period                                  $    1.765        1.773       1.562      1.488       1.368      1.271      1.243
Number of accumulation units
- End of period (000's omitted)                       2,375      275,657     294,705    294,570     261,509    248,639    129,551
----------------------------------------------------------------------------------------------------------------------------------
Managed subaccount
Accumulation unit value
- Beginning of period                            $    4.707        4.714       3.913      3.515       2.747      2.827      2.558
- End of period                                  $    5.236        5.260       4.714      3.913       3.515      2.747      2.827
Number of accumulation units
- End of period (000's omitted)                       1,775      178,768     179,210    178,496     172,789    167,184    162,485
----------------------------------------------------------------------------------------------------------------------------------
Money Market subaccount
Accumulation unit value
- Beginning of period                            $    2.415        2.419       2.324      2.235       2.137      2.079      2.044
- End of period                                  $    2.505        2.517       2.419      2.324       2.235      2.137      2.079
Number of accumulation units
- End of Period (000's omitted)                         644       46,571      36,107     40,057      35,136     37,106     39,763
----------------------------------------------------------------------------------------------------------------------------------
Social Awareness subaccount
Accumulation unit value
- Beginning of period                            $    4.942        4.950       3.638      2.843       2.005      2.021      1.796
- End of period                                  $    5.848        5.875       4.950      3.638       2.843      2.005      2.021

Number of accumulation units
- End of period (000's omitted)                       5,136      304,204     251,168    175,970     106,204     83,069     69,006
----------------------------------------------------------------------------------------------------------------------------------
Special Opportunities subaccount
Accumulation unit value
- Beginning of period                            $    8.236        8.249       6.505      5.618       4.303      4.392      3.740
- End of period                                  $    8.681        8.721       8.249      6.505       5.618      4.303      4.392
Number of accumulation units
- End of period (000's omitted)                         899       98,734     101,475     97,744      88,993     73,673     62,314
----------------------------------------------------------------------------------------------------------------------------------
Trend subaccount
Accumulation unit value
- Beginning of period                            $    1.189        1.191       0.991      1.000 **
- End of period                                  $    1.362        1.368       1.191      0.991 **  trading began in 1996
Number of accumulation units
- End of period (000's omitted)                       1,522       63,364      46,558     23,508
----------------------------------------------------------------------------------------------------------------------------------
Delaware Growth & Income subaccount (formerly
  known as Decatur Total Return)
Accumulation unit value
- Beginning of period                            $    1.459        1.461       1.126      1.000 **
- End of period                                  $    1.603        1.611       1.461      1.126 **  trading began in 1996
Number of accumulation units
- End of period (000's omitted)                       4,111       90,935      64,052     12,220
----------------------------------------------------------------------------------------------------------------------------------
Global Bond subaccount
Accumulation unit value
- Beginning of period                            $    1.107        1.109       1.111      1.000 **
- End of period                                  $    1.179        1.184       1.109      1.111 **  trading began in 1996
Number of accumulation units
- End of period (000's omitted)                         373       12,869      11,177      7,613
----------------------------------------------------------------------------------------------------------------------------------

                                                   1992       1991       1990       1989
-----------------------------------------------                        --------------------

International subaccount
Accumulation unit value
- Beginning of period                                 .990    1.000**

                                                                       trading began in
- End of period                                       .901     .990**  1991.
Number of accumulation units
- End of period (000's omitted)                     50,718     21,088
-----------------------------------------------                        --------------------
Managed subaccount
Accumulation unit value
- Beginning of period                                2.492      2.065      2.015      1.737
- End of period                                      2.558      2.492      2.065      2.015
Number of accumulation units
- End of period (000's omitted)                    139,606    115,929    104,011     95,285
-----------------------------------------------                        --------------------
Money Market subaccount
Accumulation unit value
- Beginning of period                                1.996      1.907      1.783      1.651
- End of period                                      2.044      1.996      1.907      1.783
Number of accumulation units
- End of Period (000's omitted)                     46,993     77,812     57,377     53,287
-----------------------------------------------                        --------------------
Social Awareness subaccount
Accumulation unit value
- Beginning of period                                1.750      1.285      1.357      1.042
- End of period                                      1.796      1.750      1.285      1.357
Number of accumulation units
- End of period (000's omitted)                     50,838     30,735     19,486      7,127
-----------------------------------------------                        --------------------
Special Opportunities subaccount
Accumulation unit value
- Beginning of period                                3.519      2.481      2.710      2.054
- End of period                                      3.740      3.519      2.481      2.710
Number of accumulation units
- End of period (000's omitted)                     51,056     37,798     33,837     27,789
-----------------------------------------------                        --------------------
Trend subaccount
Accumulation unit value
- Beginning of period
- End of period
Number of accumulation units
- End of period (000's omitted)
-----------------------------------------------                        --------------------
Delaware Growth & Income subaccount (formerly
  known as Decatur Total Return)
Accumulation unit value
- Beginning of period
- End of period
Number of accumulation units
- End of period (000's omitted)
-----------------------------------------------                        --------------------
Global Bond subaccount
Accumulation unit value
- Beginning of period
- End of period
Number of accumulation units
- End of period (000's omitted)
-----------------------------------------------                        --------------------

 * The EGMDB became available in June 1997, the first full year was 1998. ** These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts through December 31.

ADDITIONAL INFORMATION FOR THE MONEY MARKET SUBACCOUNT:

Seven-day yield: 3.16%; Length of base period-7 days; Date of last day of base period: December 31, 1998.

Seven-day yield including EGMDB: 2.89%; Length of base period-7 days: Date of last day of base period: December 31, 1998.

INVESTMENT RESULTS

At times the VAA may advertise the Money Market SUBACCOUNT's yield. The yield refers to the income generated by an investment in the SUBACCOUNT over a seven-day period. This income is then annualized. The process of annualizing results when the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. THE YIELD FIGURE IS BASED ON HISTORICAL EARNINGS AND IS NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

The VAA advertises the annual performance of the SUBACCOUNTs for the funds and series on both a standardized and nonstandardized basis.

The standardized calculation measures average annual total return. This is based on a hypothetical $1,000 payment made at the beginning of a one-year, a five-year, and a 10-year period. This calculation reflects all fees and charges that are or could be imposed on all CONTRACTOWNER accounts.

The nonstandardized calculation compares changes in ACCUMULATION UNIT values from the beginning of the most recently completed calendar year to the end of that year. It may also compare changes in ACCUMULATION UNIT values over shorter or longer time periods. This calculation reflects mortality and expense risk fees. It also reflects management fees and other expenses of the FUND. It does not include surrender charges or the account charge; if included, they would decrease the performance.

For additional information about performance calculations, please refer to the SAI.

FINANCIAL STATEMENTS

The financial statements of the VAA and the statutory-basis financial statements of LINCOLN LIFE are located in the SAI. You may obtain a free copy by writing Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or calling 1-800-4LINCOLN (454-6265).

LINCOLN NATIONAL LIFE INSURANCE COMPANY

LINCOLN LIFE was founded in 1905 and is organized under Indiana law. We are one of the largest stock life insurance companies in the United States. We are owned by Lincoln National Corp. (LNC) which is also organized under Indiana law. LNC's primary businesses are insurance and financial services.

VARIABLE ANNUITY ACCOUNT (VAA)

On June 3, 1981, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or LINCOLN LIFE. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of LINCOLN LIFE. The VAA satisfies the definition of separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds and series. YOU ASSUME THE FULL INVESTMENT RISK FOR ALL AMOUNTS PLACED IN THE VAA.

The VAA is used to support other annuity contracts offered by LINCOLN LIFE in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA invest in the same portfolios of the funds and series as the contracts described in this Prospectus. These other annuity contracts may have different charges that could affect performance of the SUBACCOUNT.

FIXED SIDE OF THE CONTRACT

PURCHASE PAYMENTS allocated to the fixed side of the contract become part of LINCOLN LIFE'S general account, and DO NOT participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, LINCOLN LIFE has not registered interests in the general account as a security under the Securities Act of 1933 and has not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. LINCOLN LIFE has been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

PURCHASE PAYMENTS allocated to the fixed side of the contract are guaranteed to be credited with a minimum interest rate, specified in the contract, of at least 3.0%. A PURCHASE PAYMENT allocated to the fixed side of the contract is credited with interest beginning on the next calendar day following the date of receipt if all data is complete. LINCOLN LIFE may vary the way in which it credits interest to the fixed side of the contract from time to time.

ANY INTEREST IN EXCESS OF 3% WILL BE DECLARED IN ADVANCE IN LINCOLN LIFE'S SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3% WILL BE DECLARED.

INVESTMENTS OF THE VARIABLE ANNUITY ACCOUNT

You decide the SUBACCOUNT(S) to which you allocate PURCHASE PAYMENTS. There is a separate SUBACCOUNT which corresponds to each fund and series. You may change your allocations without penalty or charges. Shares of the funds and series will be sold at net asset value (See the Appendix to the funds' Prospectuses for an explanation of net asset value) to the VAA in order to fund the contracts. The funds and series are required to redeem their shares at net asset value upon our request. We reserve the right to add, delete or substitute funds and series.

INVESTMENT ADVISOR

Lincoln Investment (owned by LNC) is the advisor for each of the Lincoln National funds and is primarily responsible for the investment decisions affecting the funds. The services it provides are explained in the Prospectuses of the funds. Under an advisory agreement with each fund, Lincoln Investment provides portfolio management and investment advice to that fund, subject to the supervision of the fund's Board of Directors.

Additionally, Lincoln Investment currently has six sub-advisory agreements in which the sub-advisor may perform some or substantially all of the investment advisory services required by those respective funds.

No additional compensation from the assets of those funds will be assessed as a result of the sub-advisory agreements.

Following is a chart that shows the fund names and the sub-advisors under Lincoln Investment (the advisor):

SUB-ADVISOR            FUND
---------------------------------------------------
Delaware
  International
  Advisers, Ltd.       International
---------------------------------------------------
Fidelity Management
  Trust Co.            Equity-Income
---------------------------------------------------
Janus Capital Corp.    Capital Appreciation
---------------------------------------------------
Putnam Investment
  Management, Inc.     Aggressive Growth;
                       Global Asset Allocation
---------------------------------------------------
Vantage Investment
  Advisors             Growth and Income; Managed
                       (for stock portfolio);
                       Social Awareness; and
                       Special Opportunities
---------------------------------------------------

The Bond and Money Market Funds do not have sub-advisors.

DMC, an indirect subsidiary of LNC, is the advisor for the Trend Series and Delaware Growth & Income (formerly known as Decatur Total Return) Series and is primarily responsible for the investment decisions affecting these series. DIAL, an affiliate of DMC, furnishes investment management services to the Global Bond series.

Additional information about DMC and DIAL may be found in the Delaware Group Premium Fund, Inc. Prospectus enclosed in this booklet under Management of the Fund.

DESCRIPTION OF THE FUNDS AND SERIES

Following are brief summaries of the investment objectives and policies of the funds. The year in which each fund started trading is in parentheses. There is more detailed information in the current Prospectuses for the funds, which are included in this booklet.

All of the funds with the exception of the Special Opportunities Fund are diversified, open-end management investment companies. Diversified means not owning too great a percentage of the securities of any one company. An open-end company is one which, in this case, permits LINCOLN LIFE to sell its shares back to the fund or series when you make a withdrawal, surrender the contract or transfer from one fund to another. Management investment company is the legal term for a mutual fund. The Special Opportunities Fund is open-end, but is non-diversified. Non-diversified means the fund may own a larger percentage of the securities of particular companies than will a diversified company. These definitions are very general. The precise legal definitions for these terms are contained in the 1940 Act. PLEASE BE ADVISED THAT THERE IS NO ASSURANCE THAT ANY OF THE FUNDS OR SERIES WILL ACHIEVE ITS STATED OBJECTIVES.

Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the advisor. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the advisor. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the advisor.

FUNDS

  1. Aggressive Growth Fund (1994) -- The investment objective is to maximize capital appreciation. The fund invests in stocks of smaller, lesser-known companies which have a chance to grow significantly in a short time.

  2. Bond Fund (1981) -- The investment objective is maximum current income consistent with prudent investment strategy. The fund invests primarily in medium-and long-term corporate and government bonds.

  3. Capital Appreciation Fund (1994) -- The investment objective is long-term growth of capital in a manner consistent with preservation of capital. The fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products or services are in high demand. It may also buy some money market securities and bonds, including junk (high-risk) bonds.

  4. Equity-Income Fund (1994) -- The investment objective is to achieve reasonable income by investing primarily in income-producing equity securities. The fund invests mostly in high-income stocks and some high-yielding bonds (including junk bonds).

  5. Global Asset Allocation Fund (1987) -- The investment objective is long-term total return consistent with preservation of capital. The fund allocates its assets among several categories of equity and fixed-income securities, both of U.S. and foreign issuers.

  6. Growth and Income Fund (1981) -- The investment objective is long-term capital appreciation. The fund buys stocks of established companies.

  7. International Fund (1991) -- The investment objective is long-term capital appreciation. The fund trades in securities issued outside the United States--mostly stocks, with an occasional bond or money market security.

  8. Managed Fund (1983) -- The investment objective is maximum long-term total return (capital gains plus income) consistent with prudent investment strategy. The fund invests in a mix of stocks, bonds, and money market securities, as determined by an investment committee.

  9. Money Market Fund (1981) -- The investment objective is maximum current income consistent with the preservation of capital. The fund invests in short-term obligations issued by U.S. corporations; the U.S. Government; and federally-chartered banks and U.S. branches of foreign banks.

  10. Social Awareness Fund (1988) -- The investment objective is long-term capital appreciation. The fund buys stocks of established companies which adhere to certain specific social criteria.

  11. Special Opportunities Fund (1981) -- The investment objective is maximum capital appreciation. The fund primarily invests in mid-size companies whose stocks have significant growth potential. Current income is a secondary consideration.

SERIES

Following are brief summaries of the investment objectives and policies of the three series being offered by Delaware Group Premium Fund, Inc. More detailed information may be obtained from the current Prospectus for those series, which is included in this booklet. PLEASE BE ADVISED THAT THERE IS NO ASSURANCE THAT ANY OF THE SERIES WILL ACHIEVE ITS STATED OBJECTIVES.

  1. Delaware Growth & Income (formerly known as Decatur Total Return) Series -- Seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Delaware Growth & Income (formerly known as Decatur Total Return) invests, but not exclusively, in common stocks and income-producing securities convertible into common stocks, consistent with the series' objective.

  2. Trend Series -- Seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective.

  3. Global Bond Series -- Seeks current income consistent with preservation of principal by investing primarily in fixed income securities that may also provide the potential for capital appreciation. This series is a global fund. As such, at least 65% of the series' assets will be invested in fixed income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States.

Shares of the funds and series are sold to LINCOLN LIFE for investment of the assets of the VAA and of Lincoln Life Flexible Premium Variable Life Account K, for variable life insurance contracts. Shares of some, but not all, of the funds are also sold to LINCOLN LIFE for investment of the assets of Lincoln Life Flexible Premium Variable Life Accounts D and G, also to fund variable life insurance contracts. In addition, shares of the Delaware Group Premium Fund, Inc. are sold to separate accounts of life insurance companies other than LINCOLN LIFE. See Other information. Shares of the funds and series are not sold directly to the general public.

We will purchase shares of the funds and series at net asset value and direct them to the appropriate SUBACCOUNTs of the VAA. We will redeem sufficient shares of the appropriate funds and series to pay ANNUITY PAYOUTS, DEATH BENEFITS, surrender/withdrawal proceeds or for purposes described in the contract. If you desire to transfer all or part of your investment from one SUBACCOUNT to another, we may redeem shares held in the first and purchase shares for the other SUBACCOUNT. The shares are retired, but they may be reissued later.

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

All of the investment objectives of the funds and series are fundamental which means that no changes may be made without the affirmative vote of a majority of the outstanding voting securities of each respective fund or series. The extent to which the particular investment policies, practices or restrictions for each fund or series are fundamental or nonfundamental depends on the particular fund or series. If they are nonfundamental, they may be changed by the Board of Directors of the funds or series without shareholder approval.

You are urged to consult the Prospectuses in this booklet and SAIs for each individual fund or series for additional information regarding the fundamental and non-fundamental policies, practices and restrictions of each of the funds and series.

REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

All dividend and capital gain distributions of the funds and series are automatically reinvested in shares of the distributing funds and series at their net asset value on the date of distribution. Dividends are not paid out to CONTRACTOWNERs as additional units, but are reflected in changes in unit values.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

We reserve the right, within the law, to make additions, deletions and substitutions for the funds and series held by the VAA. (We may substitute shares of another series or of other funds for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a fund and series should no longer be available, or if investment in any fund's and series' shares should become inappropriate, in the judgement of our management, for the purposes for the contract.) We cannot substitute shares of one fund for another without approval by the SEC. We will also notify you.

CHARGES AND OTHER DEDUCTIONS

DEDUCTIONS FROM PURCHASE PAYMENTS

There are no front-end deductions for sales charges made from PURCHASE PAYMENTS. However, we will deduct premium taxes, when applicable.

ACCOUNT CHARGE

There is no account charge for single premium deferred contracts and flexible premium deferred contracts, Multi-Fund-Registered Trademark- 3 and 4. For periodic and flexible premium, Multi-Fund-Registered Trademark- 2 deferred contracts, we will deduct $25 from the CONTRACT VALUE on the last VALUATION DATE of each CONTRACT YEAR to compensate us for the administrative services provided to you; this $25 account charge will also be deducted from the CONTRACT VALUE upon surrender. Administrative services include processing applications; issuing contracts; processing purchase and redemptions of fund shares; maintaining records; administering ANNUITY PAYOUTS; providing accounting, valuation, regulatory and reporting services.

SURRENDER CHARGES

There are charges associated with the surrender of a contract or the withdrawal of CONTRACT VALUE (or of PURCHASE PAYMENTS, for flexible contracts) before the ANNUITY COMMENCEMENT DATE. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when CONTRACTOWNERS surrender or withdraw before distribution costs have been recovered. Charges are the same for surrenders/withdrawals except that, for the first withdrawal in a CONTRACT YEAR, up to 15% of CONTRACT VALUE (PURCHASE PAYMENTS for flexible contracts) may be withdrawn free of charges. This 15% withdrawal exception does not apply to a surrender of a contract.

A. PERIODIC PREMIUM DEFERRED CONTRACT
For the first withdrawal in a CONTRACT YEAR in excess of 15%, for any subsequent withdrawals in the same CONTRACT YEAR, or for surrender of the contract, there will be a surrender charge of 8% for years 1-5; 4% in years 6-10; and no charge after the contract has been in force for 10 years. In addition, as explained previously, an account charge will be deducted for a surrender.

Surrender charges will be waived in the event of the death of the ANNUITANT. If between the effective date of the contract and the ANNUITANT'S 65th birthday, the ANNUITANT should become totally and permanently disabled [as defined in
Section 22(e)(3) of the tax code], surrender charges will also be waived. In addition, for 403(b) and 457 contracts only, surrender charges will be waived in the event the ANNUITANT: (1) has terminated employment with the employer that sponsored the contract; and (2) has been in the contract for at least five years (the five year date beginning either November 1, 1991 or the date of the contract, whichever is later); and (3) is at least age 55.

B. SINGLE PREMIUM DEFERRED CONTRACT OR NONRECURRING LUMP SUM PAYMENT TO PERIODIC PREMIUM DEFERRED CONTRACT
For a single premium deferred contract or a nonrecurring lump sum payment made to a periodic premium deferred contract, the surrender/withdrawal charges (when applicable as described previously) will be:

                         CONTRACT YEAR in which
                         surrender/withdrawal
                         occurs
---------------------------------------------------
                         1  2 3 4 5 6 7 8+
Charge as a percent of
  proceeds withdrawn     7% 6 5 4 3 2 1 0

Investment gains attributable to a nonrecurring lump sum payment made to a periodic premium deferred contract will be subject to surrender charges of 8% in years 1-5, 4% in years 6-10, and no charge after the contract has been in force for 10 years.

Lump sum payments may be deposited into a periodic premium deferred contract within 12 months of the effective date of the contract. After the 12-month period, a new contract must be established for a lump sum payment.

For periodic premium deferred contracts under which a nonrecurring lump sum has been received, withdrawals will be made first from any amount subject to the lowest charge until that amount is gone.

Surrender charges will be waived in the event of the death of the ANNUITANT. If between the effective date of the contract and the ANNUITANT'S 65th birthday, the ANNUITANT should become totally and permanently disabled, surrender charges will also be waived.

C. FLEXIBLE PREMIUM DEFERRED CONTRACT
For a flexible premium deferred contract, the surrender/withdrawal charges (when applicable as described previously) will be:

                         Completed CONTRACT YEARS
                         between date of PURCHASE
                         PAYMENTS and date of
                         surrender/withdrawal*
---------------------------------------------------
                         0  1 2 3 4 5 6 7+
Charge as a percent of
  total PURCHASE
  PAYMENTS
  surrendered/withdrawn
  in a CONTRACT YEAR     7% 6 5 4 3 2 1 0

* The surrender charge is calculated separately for each CONTRACT YEAR'S PURCHASE PAYMENTS.

For the first withdrawal of PURCHASE PAYMENTS in each CONTRACT YEAR, up to 15% of PURCHASE PAYMENTS will be free of these charges. In addition, as explained previously, an account charge will be deducted for a surrender on Multi-Fund-Registered Trademark- 2 flexible premium contracts.

Surrender charges will be waived in the event of the death of the ANNUITANT. If between the effective date of the contract and the ANNUITANT'S 65th birthday, the ANNUITANT should become totally and permanently disabled, surrender charges will also be waived.

The surrender charge is calculated separately for each CONTRACT YEAR'S PURCHASE PAYMENTS to which a charge applies. (FOR PURPOSES OF CALCULATING THIS CHARGE, WE ASSUME THAT PURCHASE PAYMENTS ARE WITHDRAWN ON A FIRST IN-FIRST OUT BASIS, AND THAT ALL PURCHASE PAYMENTS ARE WITHDRAWN BEFORE ANY EARNINGS ARE WITHDRAWN.) The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distributions costs when CONTRACTOWNERS surrender or withdraw before distribution costs have been recovered.

ADDITIONAL INFORMATION

Participants in the Texas Optional Retirement Program should refer to Restrictions under the Texas Optional Retirement Program, later in this Prospectus booklet.

The charges associated with surrender/withdrawal are paid to us to compensate us for the cost of distributing the contracts. As required by the National Association Securities Dealers, in no event will the aggregate surrender charges under a contract exceed 8.5% of your total PURCHASE PAYMENTS.

The surrender and account charges described previously may be reduced or eliminated for any particular contract. However these charges will be reduced only to the extent that we anticipate lower distribution and/or administrative expenses or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or (4) any other circumstances which reduce distribution or administrative expenses. The exact amount of surrender and account charges applicable to a particular contract will be stated in that contract.

For example, in certain circumstances, a holder of an annuity contract issued by Lincoln Life may exchange it for a contract. In this circumstance, the surrender charge applicable to such contract in the future will be calculated as if (i) the date of purchase of the contract is the date the original annuity contract was purchased and (ii) each PURCHASE PAYMENT had been made on the actual date of such payment, whether under the annuity contract or the contract. An exchange of an annuity contract for a contract may or may not be advantageous, based on all of the circumstances, including a comparison of contractual terms and conditions such as investment options and charges and deductions other than surrender charges. Generally speaking, an exchange would not involve an exchange fee or be subject to taxes. We may pay a commission to the agent assisting on the exchange. Additional information on exchanges, as well as a copy of the prospectus for the annuity contract, is available upon request.

DEDUCTIONS FROM THE VAA FOR ASSUMPTION OF MORTALITY AND EXPENSE RISKS

We deduct from the VAA an amount, computed daily, which is equal to an annual rate of 1.002% of the daily net asset value, to compensate us for our assumption of certain risks described below. This charge is made up of two parts: (1) our assumption of mortality risks (0.900%) and (2) our assumption of expense risks (0.102%). The level of this charge is guaranteed not to change.

Our assumption of mortality risks guarantees that the ANNUITY PAYOUTS made to our CONTRACTOWNERS will not be affected by annuitants receiving annuity payouts live longer than we assumed when we calculated our guaranteed rates. We assume this mortality risk through guaranteed annuity rates incorporated into the contract which we cannot change. We also assume the risk that the charges for administrative expenses, which, we cannot change, will be insufficient to cover actual administrative costs.

If the mortality and expense risk charge proves insufficient to cover underwriting and administrative costs in excess of the charges made for administrative expenses, we will absorb the loss. However, if the amount deducted proves more than sufficient, we will keep the profit.

DEDUCTIONS FOR PREMIUM TAXES

Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the CONTRACT VALUE when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes will generally depend upon the law of your state of residence. The tax ranges from 0.5% to 4.0%.

DEDUCTION FOR THE ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (EGMDB)

When the EGMDB becomes effective, we will begin deducting from the VAA an amount, computed daily, which is equal to an annual rate of 0.30% of the daily net asset value. This charge will start at the beginning of the next VALUATION PERIOD. This charge will continue for all future CONTRACT YEARS unless the owner elects to discontinue the EGMDB. If the EGMDB is discontinued, the 0.30% annual charge will stop at the end of the VALUATION PERIOD when the EGMDB is terminated. See The contracts -- Death benefit before the annuity commencement date.

OTHER CHARGES AND DEDUCTIONS

There are deductions from and expenses paid out of the assets of the eleven funds and the three series that are described later in this booklet in the Appendix to the funds' Prospectuses and in the Prospectus for the series respectively.

THE CONTRACTS

PURCHASE OF CONTRACTS

If you wish to purchase a contract, you must apply for it through one of our authorized sales representatives. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the contracts.

Once a completed application and all other information necessary for processing a purchase order are received, an initial PURCHASE PAYMENT will be priced no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial PURCHASE PAYMENT for no more than five business days. If the incomplete application cannot be completed within those five days, the PURCHASE PAYMENT will be returned immediately (unless you have authorized us to keep it until the application is complete). Once the application is complete, the initial PURCHASE PAYMENT must be priced within two business days.

WHO CAN INVEST

To apply for a periodic premium deferred contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. The ANNUITANT cannot be older than age 74.

To apply for a flexible premium deferred contract, a single premium deferred contract or to make a nonrecurring lump sum payment to a periodic premium deferred contract, you must meet the same requirements as for an application of a periodic premium deferred contract, except that the ANNUITANT cannot be older than age 84.

PURCHASE PAYMENTS

PURCHASE PAYMENTS are payable to us at a frequency and in an amount selected by you in the application. The minimum PURCHASE PAYMENT for a single premium deferred contract is $3,000 ($1,000 for IRAs and SEPs). The minimum initial PURCHASE PAYMENT for a flexible premium deferred contract is $3,000 ($1,000 for IRAs and SEPs), and additional PURCHASE PAYMENTS must be at least $100. For a periodic premium deferred contract, the minimum amount of any scheduled PURCHASE PAYMENT is $25, and the scheduled PURCHASE PAYMENTS must total at least $600 per year. PURCHASE PAYMENTS in any one CONTRACT YEAR which exceed twice the amount of PURCHASE PAYMENTS made in the first CONTRACT YEAR may be made only with our permission. PURCHASE PAYMENTS in total may not exceed $1 million for each ANNUITANT. If you stop making PURCHASE PAYMENTS, the contract will remain in force as a paid-up contract as long as the total CONTRACT VALUE is at least $600. Payments may be resumed at any time until the ANNUITY COMMENCEMENT DATE, the maturity date, the surrender of the contract, or payment of any DEATH BENEFIT, whichever comes first.

VALUATION DATE

ACCUMULATION and ANNUITY UNITS will be valued once daily as of the close of trading (currently 4:00 p.m., New York time) on each day that the NYSE is open for trading (VALUATION DATE). On any date other than a VALUATION DATE, the ACCUMULATION UNIT value and the ANNUITY UNIT value will not change.

ALLOCATION OF PURCHASE PAYMENTS

PURCHASE PAYMENTS are placed into the VAA'S SUBACCOUNTS, each of which invests in shares of its corresponding fund or series, according to your instructions.

The minimum amount of any PURCHASE PAYMENT which can be put into any one SUBACCOUNT is $20 under periodic premium deferred contracts, $1,000 under single premium deferred contracts and $100 under flexible premium deferred contracts. Upon allocation to a SUBACCOUNT, PURCHASE PAYMENTS are converted into ACCUMULATION UNITS. The number of ACCUMULATION UNITS credited is determined by dividing the amount allocated to each SUBACCOUNT by the value of an ACCUMULATION UNIT for that SUBACCOUNT on the VALUATION DATE on which the PURCHASE PAYMENT is received at the home office if received before 4:00 p.m., New York time. If the PURCHASE PAYMENT is received at or after 4:00 p.m., New York time, we will use the ACCUMULATION UNIT value computed on the next VALUATION DATE. The number of ACCUMULATION UNITS determined in this way shall not be changed by any subsequent change in the value of an ACCUMULATION UNIT. However, the dollar value of an ACCUMULATION UNIT will vary depending not only upon how well the investments perform, but also upon the related expenses of the VAA and the underlying funds and series.

VALUATION OF ACCUMULATION UNITS

PURCHASE PAYMENTS allocated to the VAA are converted into ACCUMULATION UNITS. This is done by dividing each PURCHASE PAYMENT by the value of an ACCUMULATION UNIT for the VALUATION PERIOD during which the PURCHASE PAYMENT is allocated to the VAA. The ACCUMULATION UNIT value for each SUBACCOUNT was or will be established at the inception of the SUBACCOUNT. It may increase or decrease from VALUATION PERIOD to VALUATION PERIOD. The ACCUMULATION UNIT value for a SUBACCOUNT for a later VALUATION PERIOD is determined as follows:

    (1) The total value of the fund or series shares held in the SUBACCOUNT is calculated by multiplying the number of fund or series shares owned by the SUBACCOUNT at the beginning of the VALUATION PERIOD by the net asset value per share of the fund or series at the end of the VALUATION

        PERIOD, and adding any dividend or other distribution of the fund or series if an ex-dividend date occurs during the VALUATION PERIOD; minus

    (2) The liabilities of the SUBACCOUNT at the end of the VALUATION PERIOD; these liabilities include daily charges imposed on the SUBACCOUNT, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

    (3) Dividing the result by the number of SUBACCOUNT units outstanding at the beginning of the VALUATION PERIOD.

The daily charges imposed on a SUBACCOUNT for any VALUATION PERIOD are equal to the daily mortality and expense risk charge multiplied by the number of calendar days in the VALUATION PERIOD. Because a different daily charge is made for contracts with the EGMDB than for those without, each of the two types of contracts will have different corresponding ACCUMULATION UNIT values on any given day.

TRANSFERS ON OR BEFORE THE ANNUITY COMMENCEMENT DATE

You may transfer all or a portion of your investment from one SUBACCOUNT to another. A transfer involves the surrender of ACCUMULATION UNITS in one SUBACCOUNT and the purchase of ACCUMULATION UNITS in the other SUBACCOUNT. A transfer will be done using the respective ACCUMULATION UNIT values as of the VALUATION DATE immediately following receipt of the transfer request.

Transfers between SUBACCOUNTS are restricted to once every 30 days; although, we reserve the right to waive this 30-day period. The minimum amount which may be transferred between SUBACCOUNTS is $500 or the entire amount in the SUBACCOUNT, if less than $500. If the transfer from a SUBACCOUNT would leave you with less than $100 in the SUBACCOUNT, we may transfer the total balance of the SUBACCOUNT. (We have the right to reduce these minimum amounts.)

A transfer may be made by writing to the home office or, if a Telephone Exchange Authorization form (available from us) is on file with us, by a toll-free telephone call. In order to prevent unauthorized or fraudulent telephone transfers, we may require a CONTRACTOWNER to provide certain identifying information before we will act upon their instructions. We may also assign the CONTRACTOWNER a Personal Identification Number (PIN) to serve as identification. We will not be liable for following telephone instructions we reasonably believe are genuine. Telephone tranfer requests may be recorded and written confirmation of all transfer requests will be mailed to the CONTRACTOWNER on the next VALUATION DATE.

Telephone transfers will be processed on the VALUATION DATE that they are received when they are received at our customer service center before 4:00 PM New York time.

You may also transfer all or any part of the CONTRACT VALUE from the SUBACCOUNT(S) to the fixed side of the contract. Transfers from the fixed side of the contract to the various SUBACCOUNT(S) are allowed subject to the following restrictions: (1) the sum of the percentages of the fixed value transferred is limited to 25% of the value of the fixed side in any 12 month period; and (2) the minimum amount which can be transferred is $500 or the amount in the fixed account. We reserve the right to waive any of these restrictions.

When thinking about a transfer of CONTRACT VALUE, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time.

There is no charge to you for a transfer. However, we reserve the right to impose a charge in the future for any transfers.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

You may transfer all or a portion of your investment in one SUBACCOUNT to another SUBACCOUNT or to the fixed side of the contract. Those transfers will be limited to three times per CONTRACT YEAR. HOWEVER, AFTER THE ANNUITY COMMENCEMENT DATE, NO TRANSFERS ARE ALLOWED FROM THE FIXED SIDE OF THE CONTRACT TO THE SUBACCOUNTS.

DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE

You may designate a BENEFICIARY during the life of the ANNUITANT and change the BENEFICIARY by filing a written request with the home office. Each change of BENEFICIARY revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of BENEFICIARY.

If the ANNUITANT dies before the ANNUITY COMMENCEMENT DATE and the enhanced guaranteed minimum death benefit (EGMDB) is not in effect, a DEATH BENEFIT equal to the CONTRACT VALUE will be paid to your designated BENEFICIARY.

An optional EGMDB is available for nonqualified, Roth IRA and IRA flexible premium deferred annuity contracts, for ANNUITANTS up to age 75. (Please check with your representative for availability to current CONTRACTOWNERS.) The EGMDB will take effect on the VALUATION DATE when the EGMDB election form is approved at our home office, if before 4:00 p.m. New York time. The OWNER may discontinue the EGMDB at any time. If discontinued, the EGMDB will terminate on the VALUATION DATE written notice is received at our home office, if before 4:00 p.m. New York time. If after 4:00 p.m. New York time, the EGMDB election or termination will be effective with the next VALUATION DATE. The OWNER may not reelect the EGMDB once it is discontinued. As of the annuity commencement date the EGMDB will be discontinued and the charge for the EGMDB will stop. See Charges and other deductions -- Deduction for the EGMDB.

If the ANNUITANT dies before the ANNUITY COMMENCEMENT DATE and the EGMDB is in effect, the DEATH BENEFIT paid to your designated BENEFICIARY will be the greater of:

1. the CONTRACT VALUE at the end of the VALUATION PERIOD when the death claim is approved for payment by LINCOLN LIFE, or

2. the higher of:
    (a) the CONTRACT VALUE at the end of the VALUATION PERIOD when the EGMDB becomes effective and;

    (b) the highest CONTRACT VALUE, at the end of the VALUATION PERIOD, on any contract anniversary date up to and including age 75 following election of the EGMDB;

increased by PURCHASE PAYMENTS and decreased by any withdrawals, annuitizations, and premium taxes incurred after the contract anniversary or EGMDB effective date the highest CONTRACT VALUE occurred.

The CONTRACT VALUE available upon death is the value of the contract at the end of the VALUATION PERIOD during which the death claim is approved for payment by LINCOLN LIFE. The approval of the death claim payment will occur after receipt of: (1) proof, satisfactory to us, of the death of the ANNUITANT; (2) written authorization for payment; and (3) our receipt of all required claim forms fully completed.

The EGMDB may not be elected on or after the ANNUITY COMMENCEMENT DATE.

At any time during a 60-day period the BENEFICIARY may elect to receive payment either in the form of a lump sum settlement or an ANNUITY PAYOUT.

If a lump sum settlement is requested and the amount of the settlement is $10,000 or more, a SecureLine-Registered Trademark- account will be established in the name of the BENEFICIARY for that amount. If the lump sum amount is less than $10,000, it will be sent to the BENEFICIARY. In either event, the proceeds will be disbursed within seven days of receipt of satisfactory claim documentation, as discussed previously, subject to the laws and regulations governing payment of DEATH BENEFITS. If an election has not been made by the end of the 60-day period, a lump sum settlement will be made at that time using SecureLine-Registered Trademark- if the amount is $10,000 or more; if the amount is under $10,000 it will be sent to the BENEFICIARY. This payment may be postponed as permitted by the 1940 Act.

SecureLine-Registered Trademark- is an interest-bearing checking account established in the name of the BENEFICIARY which is administered by State Street Bank and Trust Company of Boston, MA. Once the SecureLine-Registered Trademark-account is established, only the BENEFICIARY can authorize checks to be drawn on the account.

ANNUITY PAYOUTS will be made in accordance with applicable laws and regulations governing payment of DEATH BENEFITS.

Unless otherwise provided in the BENEFICIARY designation, one of the following procedures will take place on the death of a BENEFICIARY:

1. If any BENEFICIARY dies before the ANNUITANT, that BENEFICIARY's interest will go to any other beneficiaries named, according to their respective interests. There are no restrictions on the BENEFICIARY's use of the proceeds; and/or

2. If no BENEFICIARY survives the ANNUITANT, the proceeds will be paid to the CONTRACTOWNER or to his/her estate, as applicable.

JOINT/CONTINGENT OWNERSHIP

If joint owners are named in the application, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Only the spouse can be a joint owner on Multi-Fund-Registered Trademark- 4, flexible premium deferred annuity contracts.

A contingent owner may exercise ownership rights in this contract only after the CONTRACTOWNER dies.

DEATH OF CONTRACTOWNER

If the CONTRACTOWNER of a nonqualified contract dies before the ANNUITY COMMENCEMENT DATE, then, in compliance with the tax code, the cash surrender value (CONTRACT VALUE less any applicable charges, fees, and taxes) of the contract will be paid as follows:

1. Upon the death of a NON-ANNUITANT CONTRACTOWNER, the proceeds shall be paid to any surviving joint or contingent owner(s). If no joint or contingent owner has been named, then the cash surrender value shall be paid to the ANNUITANT named in the contract; and

2. Upon the death of a CONTRACTOWNER, who is also the ANNUITANT, the death will be treated as death of the ANNUITANT and the provisions of this contract regarding death of ANNUITANT will control. If the recipient of the proceeds is the surviving spouse of the CONTRACTOWNER, the contract may be continued in the name of that spouse as the new CONTRACTOWNER.

The tax code requires that any distribution be paid within five years of the death of the CONTRACTOWNER unless the BENEFICIARY begins receiving, within one year of the CONTRACTOWNER's death, the distribution in the form of a life annuity or an annuity for a period certain not exceeding the BENEFICIARY's life expectancy.

SURRENDERS AND WITHDRAWALS

Before the ANNUITY COMMENCEMENT DATE, we will allow the surrender of the CONTRACT or a withdrawal of the CONTRACT VALUE upon your written request, subject to the rules below. A surrender/withdrawal after the ANNUITY COMMENCEMENT DATE depends upon the annuity option selected.

The amount available upon surrender/withdrawal is the cash surrender value at the end of the VALUATION PERIOD during which the written request for surrender/withdrawal is received at the home office. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all SUBACCOUNTS within the VAA and from the general account in the same proportion that the amount of withdrawal bears to the total CONTRACT VALUE. The minimum amount which can be withdrawn is $100, and the remaining CONTRACT VALUE must be at least $300. Where permitted by contract, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the home office. The payment may be postponed as permitted by the 1940 Act. You may specify that the charges be deducted from the amount you request withdrawn or from the remaining CONTRACT VALUE.

Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (except weekends and holidays); (ii) times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect contract owners.

There are charges associated with surrender of a contract or withdrawal of CONTRACT VALUE before the ANNUITY COMMENCEMENT DATE. See Charges and other deductions.

The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal tax matters.

Special restrictions on surrenders/withdrawals apply if your contract is purchased as part of a retirement plan of a public school system or Section 501(c)(3) organization under Section 403(b) of the tax code. Beginning January 1, 1989, in order for a contract to retain its tax-qualified status, Section 403(b) prohibits a withdrawal from a Section 403(b) contract of post-1988 contributions (and earnings on those contributions) pursuant to a salary reduction agreement. However, this restriction does not apply if the ANNUITANT attains age (a) 59 1/2 (b) separates from service, (c) dies, (d) becomes totally and permanently disabled and/or (e) experiences financial hardship (in which event the income attributable to those contributions may not be withdrawn).

Pre-1989 contributions and earnings through December 31, 1988, are not subject to the previously stated restriction.

If the total CONTRACT VALUE is less than $600, and if no PURCHASE PAYMENTS have been made for at least two years, we reserve the right to terminate the contract.

DELAY OF PAYMENTS

Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (except weekends and holidays); (ii) times when the market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect CONTRACTOWNERS.

REINVESTMENT PRIVILEGE

You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit the surrender/withdrawal charges previously deducted. This election must be made within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this Prospectus. In the case of a qualified contract, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of ACCUMULATION UNITS which will be credited when the proceeds are reinvested will be based on the value of the ACCUMULATION UNIT(S) on the next VALUATION DATE. This computation will occur following receipt of the proceeds and request for reinvestment at the home office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.

AMENDMENT OF CONTRACT

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

COMMISSIONS

For the flexible premium deferred annuity Multi-Fund-Registered Trademark- 2 and 3 contracts, the maximum commission which could be paid to dealers is equal to 5.25% on each PURCHASE PAYMENT; plus up to 0.10% of the value of PURCHASE PAYMENTS in the VARIABLE ANNUITY ACCOUNT while the EGMDB is in effect. For flexible premium deferred annuity Multi-Fund-Registered Trademark- 4 contracts, the maximum commission which could be paid to dealers is equal to 4.50% on each PURCHASE PAYMENT; plus an annual continuing commission up to .40% of the value of the contract PURCHASE PAYMENTS invested for at least 15 months; plus up to 0.10% of the value of PURCHASE PAYMENTS in the VARIABLE ANNUITY ACCOUNT while the EGMDB is in effect.

For the periodic premium deferred annuity contract, the maximum commission which could be paid to dealers is 9% on the total PURCHASE PAYMENTS received during the first CONTRACT YEAR and 5.25% on each PURCHASE PAYMENT in renewal CONTRACT YEARS (or an equivalent schedule).

OWNERSHIP

As CONTRACTOWNER, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all CONTRACTOWNERS and their designated BENEFICIARIES. The assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Contracts used for qualified plans may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.

CONTRACTOWNER QUESTIONS

The obligations to purchasers under the contracts are those of LINCOLN LIFE. Your questions and concerns should be directed to us at 1-800-4LINCOLN (454-6265).

ANNUITY PAYOUTS

When you apply for a contract, you may select any ANNUITY COMMENCEMENT DATE permitted by law. (PLEASE NOTE THE FOLLOWING EXCEPTION: Contracts issued under qualified employee pension and profit-sharing trusts [described in Section 401(a) and tax exempt under Section 501(a) of the tax code] and qualified annuity plans [described in Section 403(a) of the tax code], including H.R. 10 trusts and plans covering self-employed individuals and their employees, provide for ANNUITY PAYOUTS to start at the date and under the option specified in the plan.)

The contract provides that all or part of the CONTRACT VALUE may be used to purchase an annuity. Optional forms of payout of annuities (annuity options) are available, each of which is payable on a variable basis, a fixed basis or a combination of both. We may choose to make other annuity options available in the future.

You may elect ANNUITY PAYOUTS in monthly, quarterly, semiannual or annual installments. If the payouts from any SUBACCOUNT would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.

ANNUITY OPTIONS
LIFE ANNUITY. This option offers a periodic payout during the lifetime of the ANNUITANT and ends with the last payout before the death of the ANNUITANT. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a DEATH BENEFIT for BENEFICIARIES. HOWEVER, THERE IS THE RISK UNDER THIS OPTION THAT THE ANNUITANT WOULD RECEIVE NO PAYOUTS IF DEATH OCCURS BEFORE THE DATE SET FOR THE FIRST PAYOUT; ONLY ONE PAYOUT IF DEATH OCCURS BEFORE THE SECOND SCHEDULED PAYOUT, AND SO ON.

LIFE INCOME ANNUITY WITH GUARANTEED PERIOD. This option guarantees periodic payouts during a guaranteed period, usually 10 or 20 years, and then continues throughout the lifetime of the ANNUITANT. The guaranteed period is selected by the CONTRACTOWNER.

JOINT LIFE ANNUITY. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor.

JOINT LIFE ANNUITY WITH GUARANTEED PERIOD. This option guarantees periodic payouts during a guaranteed period, usually 10 or 20 years, and continues during the joint lifetime of the ANNUITANT and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The guaranteed period is selected by the CONTRACTOWNER.

JOINT-AND-TWO-THIRDS SURVIVOR ANNUITY. This option provides a periodic payout during the joint lifetime of the ANNUITANT and a designated joint annuitant. When one of the joint annuitants dies, the survivor, during their lifetime, receives two thirds of the periodic payout made when both were alive.

UNIT REFUND LIFE ANNUITY. This option offers a periodic payout during the lifetime of the ANNUITANT with the guarantee that upon death a payout will be made of the value of the number of ANNUITY UNITS (see Variable annuity payouts) equal to the excess, if any, of: (a) the total amount applied under this option divided by the ANNUITY UNIT value for the date payouts begin, divided by (b) the ANNUITY UNITS represented by each payout to the ANNUITANT multiplied by the number of payouts paid before death. The value of the number of ANNUITY UNITS is computed on the date the death claim is approved for payment by the home office.

GENERAL INFORMATION

Under the options listed above, you may not make withdrawals. Other options may be made available by us. Options are only available to the extent they are consistent with the requirements of the contract and Section 72(s) of the tax code, if applicable. The mortality and expense risk charge will be assessed on all variable ANNUITY PAYOUTS, including options that do not have a life contingency and therefore no mortality risk.

The ANNUITY COMMENCEMENT DATE is usually on or before the ANNUITANT'S 85th birthday; however you may change the ANNUITY COMMENCEMENT DATE, change the annuity option, or change the allocation of the investment among SUBACCOUNTS up to 30 days before the scheduled ANNUITY COMMENCEMENT DATE, upon written notice to the home office. You must give us at least 30 days notice before the date on which you want payouts to begin. If proceeds become available to a BENEFICIARY in a lump

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sum, the BENEFICIARY may choose any ANNUITY PAYOUT option.

Unless you select another option, the contract automatically provides for a life with a 10 year guaranteed period annuity (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocation at the time of annuitization), except when a joint life payout is required by law. Under any option providing for guaranteed payouts, the number of payouts which remain unpaid at the date of the ANNUITANT'S death (or surviving ANNUITANT'S death in the case of a joint life annuity) will be paid to your BENEFICIARY as payouts become due.

The contract contains no provision under which an ANNUITANT or a BENEFICIARY may surrender their contract or make a withdrawal and receive a lump-sum settlement once ANNUITY PAYOUTS have begun. See Surrenders and withdrawals. Options are only available to the extent they are consistent with the requirements of
Section 72(s) of the tax code, if applicable.

VARIABLE ANNUITY PAYOUTS
Variable ANNUITY PAYOUTS will be determined using:

1. The CONTRACT VALUE on the ANNUITY COMMENCEMENT DATE;

2. The annuity tables contained in the contract;

3. The annuity option selected; and

4. The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the contract with a fixed number of ANNUITY UNITS equal to the first periodic payout divided by the ANNUITY UNIT value; and

3. Calculate the value of the ANNUITY UNITS each month thereafter.

We assume an investment return of 5% per year, as applied to the applicable mortality table. The amount of each payout after the initial payout will depend upon how the underlying fund(s) and series perform, relative to the 5% assumed rate. If the actual net investment rate (annualized) excceds 5%, the annuity payout will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than 5% annuity payments will decrease. There is a more complete explanation of this calculation in the SAI.

FEDERAL TAX MATTERS

INTRODUCTION
The Federal income tax treatment of the CONTRACT is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion DOES NOT include all the Federal income tax rules that may affect you and your contract. This discussion also DOES NOT address other Federal tax consequences, or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NONQUALIFIED ANNUITIES
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the tax code, such as an IRA or a section 403(b) plan.

TAX DEFERRAL ON EARNINGS
The Federal income tax law generally does not tax any increase in your CONTRACT VALUE until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:

- An individual must own the contract (or the tax law must treat the contract as owned by an individual).

- The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.

- Your right to choose particular investments for a contract must be limited.

- The ANNUITY COMMENCEMENT DATE must not occur near the end of the ANNUITANT'S life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL
If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the CONTRACT VALUE over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

INVESTMENTS IN THE VAA MUST BE DIVERSIFIED
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the CONTRACT VALUE over the contract purchase payments. Although WE do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."

RESTRICTIONS
Federal income tax law limits your right to choose particular investments for the contract. Because the I.R.S. has not issued guidance specifying those limits, the limits are uncertain and your right to allocate CONTRACT VALUES among the SUBACCOUNTS may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains from those assets. WE do not know what limits may be set by the I.R.S. in any guidance that it may issue and whether any such limits will apply to existing contracts. WE reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.

AGE AT WHICH ANNUITY PAYOUTS BEGIN
Federal income tax rules do not expressly identify a particular age by which ANNUITY PAYOUTS must begin. However, those rules do require that an annuity contract provide for amortization, through ANNUITY PAYOUTS, of the contract's PURCHASE PAYMENTS and earnings. If ANNUITY PAYOUTS under the contract begin or are scheduled to begin on a date past the ANNUITANT'S 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxable on the excess of the CONTRACT VALUE over the purchase payments of the contract.

TAX TREATMENT OF PAYMENTS
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your CONTRACT VALUE until there is a distribution from your contract.

TAXATION OF WITHDRAWALS AND SURRENDERS

You will pay tax on withdrawals to the extent your CONTRACT VALUE exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income. A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain circumstances your purchase payments are reduced by amounts received from your contract that were not included in income.

TAXATION OF ANNUITY PAYOUTS

The tax code imposes tax on a portion of each ANNUITY PAYOUT (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. WE will notify you annually of the taxable amount of your ANNUITY PAYOUT. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your ANNUITY PAYOUTS. If ANNUITY PAYOUTS end because of the ANNUITANT'S death and before the total amount of the purchase payments in the contract has been received, the amount not received generally will be deductible.

TAXATION OF DEATH BENEFITS

WE may distribute amounts from your contract because of the death of a CONTRACTOWNER or an ANNUITANT. The tax treatment of these amounts depends on whether you or the ANNUITANT dies before or after the ANNUITY COMMENCEMENT DATE.

- Death prior to the ANNUITY COMMENCEMENT DATE--

    - If the beneficiary receives DEATH BENEFITS under an ANNUITY PAYOUT OPTION, they are taxed in the same manner as annuity payouts.

    - If the beneficiary does not receive DEATH BENEFITS under an ANNUITY PAYOUT OPTION, they are taxed in the same manner as a withdrawal.

- Death after the ANNUITY COMMENCEMENT DATE--

    - If death benefits are received in accordance with the existing ANNUITY PAYOUT OPTION, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All ANNUITY PAYOUTS in excess of the purchase payments not previously received are includible in income.

    - If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.

PENALTY TAXES PAYABLE ON WITHDRAWALS, SURRENDERS, OR ANNUITY PAYOUTS

The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or ANNUITY PAYOUTS that:

    -  you receive on or after you reach age 59 1/2,

    -  you receive because you became disabled (as defined in the tax law),

    -  a beneficiary receives on or after your death, or

    - you receive as a series of substantially equal periodic payments for your life (or life expectancy).

SPECIAL RULES IF YOU OWN MORE THAN ONE ANNUITY CONTRACT

In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an ANNUITY PAYOUT, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an ANNUITY PAYOUT that you must include in income and the amount that might be subject to the penalty tax described above.

LOANS AND ASSIGNMENTS

Except for certain qualified contracts, the tax code treats any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of your CONTRACT VALUE, as a withdrawal of such amount or portion.

GIFTING A CONTRACT

If you transfer ownership of your contract to a person other than your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your CONTRACT VALUE to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in your income.

CHARGES FOR A CONTRACT'S DEATH BENEFIT

Your contract may have an EGMDB, for which you pay an annual charge, computed daily. It is possible that the tax law may treat all or a portion of the EGMDB charge as a contract withdrawal.

LOSS OF INTEREST DEDUCTION

After June 8, 1997 if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses. This disallowance does not apply if you pay tax on the annual increase in the CONTRACT VALUE. Entities that are considering purchasing a contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax advisor.

QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with different types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax advisor.

TYPES OF QUALIFIED CONTRACTS AND TERMS OF CONTRACTS

Currently, we issue contracts in connection with the following types of qualified plans:

    -  Individual Retirement Accounts and Annuities ("Traditional IRAs")

    -  Roth IRAs

    -  Rollover IRAs

    -  Simplified Employee Pensions ("SEPs")

    -  Savings Incentive Matched Plan for Employees ("SIMPLE 401(k) plans")

    - Public school system and tax-exempt organization annuity plans ("403(b) plans)

    - Qualified corporate employee pension and profit-sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")

    -  Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

    - Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans").

We may issue a contract for use with other types of qualified plans in the future.

We will amend contracts to be used with a qualified plan as generally necessary to conform to tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.

TAX TREATMENT OF QUALIFIED CONTRACTS

The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,

    - Federal tax rules limit the amount of PURCHASE PAYMENTS that can be made, and the tax deduction or exclusion that may be allowed for the PURCHASE PAYMENTS. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, E.G., the participant's compensation.

    - Under most qualified plans, E.G., 403(b) plans and Traditional IRAs, the annuitant must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA.

    - Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, and the manner of repayment. Your contract or plan may not permit loans.

TAX TREATMENT OF PAYMENTS

Federal income tax rules generally include distributions from a qualified contract in the recipient's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS

The tax code may impose a 10% penalty tax on the amount received from the qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, OR ANNUITY PAYOUT:

    -  received on or after the annuitant reaches age 59 1/2,

    - received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),

    - received as a series of substantially equal periodic payments for the annuitant's life (or life expectancy), or

    -  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

TRANSFERS AND DIRECT ROLLOVERS

In many circumstances, money may be moved between qualified contracts and qualified plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If the applicable rules are not followed, you may suffer adverse Federal income tax consequences, including paying taxes which might not otherwise have had to be paid. A qualified advisor should always be consulted before you move or attempt to move funds between any qualified plan or contract and another qualified plan or contract.

The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or (b) plans, HR 10 plans, and contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans). The direct rollover rules require that WE withhold Federal income tax equal to 20% of the eligible rollover distribution from the distribution amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. Before we send a rollover distribution, we will provide the recipient with a notice explaining these requirements and how the 20% withholding can be avoided by electing a direct rollover.

THE EGMDB AND IRAS

Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the EGMDB from being provided under the contracts when we issue the contracts as Traditional IRAs or Roth IRAs. However, the law is unclear and it is possible that the presence of the EGMDB under a contract issued as a Traditional or Roth IRA could result in increased taxes to you.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or ANNUITY PAYOUT is requested, we will give the recipient an explanation of the withholding requirements.

TAX STATUS OF LINCOLN LIFE

Under existing Federal income tax laws, LINCOLN LIFE does not pay tax on investment income and realized capital gains of the VAA. LINCOLN LIFE does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.

CHANGES IN THE LAW

The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

VOTING RIGHTS

As required by law, we will vote the fund shares held in the VAA at meetings of shareholders of the funds. The voting will be done according to the instructions of CONTRACTOWNERS that have interests in any SUBACCOUNTS which invest in the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which the CONTRACTOWNER has the right to cast will be determined by applying the CONTRACTOWNER'S percentage interest in a SUBACCOUNT to the total number of votes attributable to the SUBACCOUNT. In determining the number of votes, fractional shares will be recognized.

Shares held in a SUBACCOUNT for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that SUBACCOUNT. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, we will furnish CONTRACTOWNERS with a voting interest in a SUBACCOUNT with proxy voting materials, reports, and voting instruction forms. Since the funds engage in shared funding, other persons or entities besides LINCOLN LIFE may vote fund shares.

DISTRIBUTION OF THE
CONTRACTS

We are the distributor and principal underwriter of the contracts. They will be sold by registered representatives who have been licensed by state insurance departments. The contracts will also be sold by broker-dealers who generally have been licensed by state insurance departments (or such broker-dealers have made other arrangements to comply with state insurance laws) to represent us and who have selling agreements with us. We are registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and are a member of the National Association of Securities Dealers (NASD). LINCOLN LIFE will offer contracts in all states where it is licensed to do business.

RETURN PRIVILEGE

Within the free-look period after you first receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the home office at P.O. Box 2340, 1300 South Clinton Street, Fort Wayne, Indiana, 46801. A contract canceled under this provision will be void. With respect to the fixed side of a contract, we will return PURCHASE PAYMENTS. With respect to the VAA, except as explained in the following paragraph, we will return the CONTRACT VALUE as of the date of receipt of the cancellation, plus any account charge and any premium taxes which had been deducted. No surrender charge will be made. A PURCHASER WHO PARTICIPATES IN THE VAA IS SUBJECT TO THE RISK OF A MARKET LOSS DURING THE FREE-LOOK PERIOD.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the PURCHASE PAYMENT(S).

STATE REGULATION

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least once every five years.

RESTRICTIONS UNDER THE
TEXAS OPTIONAL RETIREMENT
PROGRAM

Title 8, Section 830.105 of the Texas Government Code, consistent with prior interpretations of the Attorney General of the State of Texas, permits participants in the Texas Optional Retirement Program (ORP) to redeem their interest in a VARIABLE ANNUITY CONTRACT issued under the ORP only upon:

1. Termination of employment in all institutions of higher education as defined in Texas law;

2.  Retirement; or

3.  Death.

Accordingly, participants in the ORP will be required to obtain a certificate of termination from their employer(s) before accounts can be redeemed.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We will mail to you, at your last known address of record at the home office, at least semiannually after the first CONTRACT YEAR, reports containing information required by the 1940 Act or any other applicable law or regulation. We have entered into an agreement with the Delaware Service Company, Inc., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA.

OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this Prospectus. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, LINCOLN LIFE and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

Lincoln National Flexible Premium Variable Life Accounts D, G and K, segregated investment accounts of ours registered under the 1940 Act, are authorized to invest assets in the following funds and series: Bond, Growth and Income, Managed, Money Market and Special Opportunities (for Account D); Growth and Income and Special Opportunities (for Account G) and all funds and series for Account K. Through the VAA and the Variable Life Accounts we are the sole shareholder in the eleven funds. However, we are not the sole shareholder of series shares in the Delaware Group Premium Fund, Inc. Collectively, the VAA and the Variable Life Accounts may be referred to in this booklet and in the SAI as the VARIABLE ACCOUNTS.

Due to differences in redemption rates, tax treatment or other considerations, the interests of CONTRACTOWNERs under the Variable Life Accounts could conflict with those of CONTRACTOWNERS under the VAA. In those cases where assets from variable life and VARIABLE ANNUITY SEPARATE ACCOUNTS are invested in the same fund or funds or series (i.e., where mixed funding occurs), the Boards of Directors of the funds involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund or series with another investment, that fund or series may have to liquidate securities on a disadvantageous basis. Refer to the Prospectus for each fund and for the series fund for more information about mixed funding.

In the future, we may purchase shares in the funds and series for one or more unregistered segregated investment accounts.

ADVERTISEMENTS/SALES LITERATURE

In marketing the VARIABLE ANNUITY CONTRACTS, we and our various sales representatives may refer to certain ratings assigned to us under the Rating System of the A.M. Best Co., Oldwick, New Jersey. The objective of Best's Rating System is to evaluate the various factors affecting the overall performance of an insurance company in order to provide Best's opinion about that company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of the insurance company. In marketing the contracts and the underlying funds and series, we may at times use data published by other nationally-known independent statistical services. These service organizations provide relative measures of such factors as an insurer's claim-paying ability, the features of particular contracts, and the comparative investment performance of the funds and series with other portfolios having similar objectives. A few such services are: Duff & Phelps, the Lipper Group, Moody's, Morningstar, Standard and Poor's and VARDS. There is more information about each of these services under Advertising and sales literature in the SAI. Marketing materials may employ illustrations of compound interest and dollar-cost averaging; discuss automatic withdrawal services; describe our customer base, assets, and our relative size in the industry. They may also discuss other features of LINCOLN LIFE, the VAA, the funds, the series and their investment management.

We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

PREPARING FOR YEAR 2000

Many existing computer programs use only two digits in the date field to identify the year. If left uncorrected these programs, which were designed and developed without considering the impact of the upcoming change in the century, could fail to operate or could produce erroneous results when processing dates after December 31, 1999. For example, for a bond with a stated maturity date of July 1, 2000, a computer program could read and store the maturity date as July 1, 1900. This problem is known by many names, such as the "Year 2000 Problem", "Y2K", and the "Millenium Bug".

The Year 2000 Problem affects virtually all computer programs worldwide. It can cause a computer system to suddenly stop operating. It can also result in a computer corrupting vital company records, and the problem could go undetected for a long time. For our products, if left unchecked it could cause such problems as

PURCHASE PAYMENT collection and deposit errors; claim payment difficulties; accounting errors; erroneous unit values; and difficulties or delays in processing transfers, surrenders and withdrawals. In a worst case scenario, this could result in a material disruption to the operations both of LINCOLN LIFE and of Delaware Service Company (Delaware), the provider of the accounting and valuation services for the VAA.

However, both companies are wholly owned by Lincoln National Corporation (LNC), which has had Year 2000 processes in place since 1996. LNC projects aggregate expenditures in excess of $92 million for its Y2K efforts through the year 2000. Both LINCOLN LIFE and Delaware have dedicated Year 2000 teams and steering committees that are answerable to their counterparts in LNC.

In light of the potential problems discussed above, LINCOLN LIFE, as part of its Year 2000 updating process, has assumed responsibility for correcting all high-priority Information Technology (IT) systems which service the VAA. Delaware is responsible for updating all its high-priority IT systems to support these vital services. The Year 2000 effort, for both IT and non-IT systems, is organized into four phases:

- awareness-raising and inventory of all assets (including third-party agent and vendor relationships)

- assessment and high-level planning and strategy

- remediation of affected systems and equipment; and

- testing to verify Year 2000 readiness.

Both companies are currently on schedule to have their high-priority IT systems remediated and tested to demonstrate readiness by June 30, 1999. During the third and fourth quarters of 1999 additional testing of the environment will continue. Both companies are currently on schedule to have their high-priority non-IT systems (elevators, heating and ventilation, security systems, etc.) remediated and tested by October 31, 1999.

The work on Year 2000 issues has not suffered significant delays; however, some uncertainty remains. Specific factors that give rise to this uncertainty include (but are certainly not limited to) a possible loss of technical resources to perform the work; failure to identify all susceptible systems; and non-compliance by third parties whose systems and operations impact LINCOLN LIFE. In a report dated February 26, 1999, entitled, INVESTIGATING THE IMPACT OF THE YEAR 2000 TECHNOLOGY PROBLEM, S. Prt. 106-10, the U.S. Senate Special Committee on the Year 2000 Technology Problem expressed its concern that "Financial services firms...are particularly vulnerable to...the risk that a material customer or business partner will fail, as a result of the computer problems, to meet its obligations".

One important source of uncertainty is the extent to which the key trading partners of LINCOLN LIFE and of Delaware will be successful in their own remediation and testing efforts. LINCOLN LIFE and Delaware have been monitoring the progress of their trading partners; however, the efforts of these partners are beyond our control.

LINCOLN LIFE and Delaware expect to have completed their necessary remediation and testing efforts prior to December 31, 1999. However, given the nature and complexity of the problem, there can be no guarantee by either company that there will not be significant computer problems after December 31, 1999.

LEGAL PROCEEDINGS

LINCOLN LIFE is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of those proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these suits will not have a material adverse effect on the financial position of LINCOLN LIFE.

LINCOLN LIFE is presently defending three lawsuits in which Plaintiffs seek to represent national classes of policyholders in connection with alleged fraud, breach of contract and other claims relating to the sale of interest-sensitive universal and participating whole life insurance policies. As of the date of this prospectus, the courts have not certified a class in any of the suits. Plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class. Although the relief sought in these cases is substantial, the cases are in the preliminary stages of litigation, and it is premature to make assessments about potential loss, if any. Management is defending these suits vigorously. The amount of liability, if any, which may ultimately arise as a result of these suits cannot be reasonably determined at this time.

STATEMENT OF ADDITIONAL
INFORMATION TABLE OF
CONTENTS FOR THE VAA

ITEM
--------------------------------------------------
General information and history of Lincoln Life

Special terms

Services

Purchase of securities being offered

Underwriters

Calculation of investment results

For a free copy of the SAI please see page one of this booklet.
ITEM
--------------------------------------------------
Annuity payouts

Federal tax matters

Determination of accumulation and annuity unit value

Advertising and sales literature/graphics

Financial statements

THIS PAGE WAS INTENTIONALLY LEFT BLANK.

IRA/ROTH IRA/SEP DISCLOSURE STATEMENT

IMPORTANT FACTS

The Internal Revenue Service ("IRS") requires that Lincoln Life ("we" or "us") disclose certain important facts concerning an Individual Retirement Annuity ("IRA") be provided to each traditional IRA and Roth IRA Contract Owner ("you" or "your"). The following Disclosure Statement is intended to satisfy that requirement. There are a variety of important rules imposed by the IRS, some of which will result in penalties if violated. This Disclosure does not contain all of the rules pertaining to your IRA, Roth IRA or SEP; however, some of the more important rules are discussed below. You are encouraged to review IRS Publication 590 or to consult with your tax advisor regarding your traditional IRA or Roth IRA.

If you are not satisfied with your traditional IRA or Roth IRA for any reason, you may revoke it by returning the contract to the home office of the Lincoln National Life Insurance Company within ten (10) days after you have received it. If you revoke your traditional IRA or Roth IRA within the ten-day period, we are required to return the entire amount to you without adjustment for market fluctuations, sales commissions or administrative expenses.

The request for revocation of your traditional IRA or Roth IRA should be directed to:

    Lincoln National Life Insurance Company
    1300 South Clinton Street
    P.O. Box 2340
    Fort Wayne, Indiana 46801
    Phone No. 1-800-4LINCOLN

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITY ("IRA")

In order for you to have a traditional IRA, you must designate it as a traditional IRA at the time you establish your annuity contract. When an annuity contract is established as a traditional IRA, it must be established for your exclusive benefit and that of your named beneficiaries. A traditional IRA must be issued with your name listed as the Owner and Annuitant. Only you or your beneficiaries my receive distributions from your traditional IRA. In order to qualify as a traditional IRA, your contract must meet all of the requirements of
Section 408 of the Internal Revenue Code. These requirements will be discussed in greater detail later in this Disclosure.

ROTH INDIVIDUAL RETIREMENT ANNUITY ("ROTH IRA")

In order for you to have a Roth IRA, you must designate it as a Roth IRA at the time you establish your annuity contract. When an annuity contract is established as a Roth IRA, it must be established for your exclusive benefit and that of your named beneficiaries. A Roth IRA must be issued with your name listed as the Owner and Annuitant. Only you or your beneficiaries my receive distributions from your traditional IRA. In order to qualify as a Roth IRA, your contract must meet all of the requirements of Section 408A of the Internal Revenue Code. These requirements will be discussed in greater detail later in this Disclosure.

NOTE: CERTAIN RULES DISCUSSED IN THIS DISCLOSURE WILL APPLY TO BOTH TRADITIONAL IRAS AND ROTH IRAS. IN THESE SITUATIONS, TRADITIONAL IRAS AND ROTH IRAS WILL BE COLLECTIVELY REFERRED TO AS "IRA" OR "IRAS."

SIMPLIFIED EMPLOYEE PENSION ("SEP")

A Simplified Employee Pension ("SEP") is a plan that is established by an employer or self-employed individual (for purposes of a SEP plan, a self-employed individual is treated as both the employer and employee). Under a SEP plan, a traditional IRA is established for each qualifying employee. This will be referred to as a "SEP IRA" for purposes of this Disclosure. Other than the special rules that apply to employer contributions, traditional IRA rules will generally apply to your SEP IRA.

CONTRIBUTIONS

FORM OF CONTRIBUTIONS -- TRADITIONAL IRA AND ROTH IRA: Contributions must be made in cash, check or money order. Property may not be contributed to your traditional IRA or Roth IRA.

DEADLINE FOR CONTRIBUTIONS -- TRADITIONAL IRA AND ROTH IRA: In general, you must make your IRA contributions at any time from the beginning of the tax year through the deadline for filing your tax return for the year (April 15 of the following year). Even if you receive an extension to file your tax return, you must still make your IRA contribution by April 15th in order to claim the deduction.

THIS IRA/ROTH IRA/SEP DISCLOSURE STATEMENT IS NOT PART OF THE PROSPECTUS.   IS-1

LIMITS ON CONTRIBUTIONS -- TRADITIONAL IRA: In order to establish and make contributions to a traditional IRA, you or your spouse must have received compensation during the year. Generally, you can make contributions to a traditional IRA if you are under age 70 1/2 and you or your spouse receive compensation. Contributions to your traditional IRA for any taxable year may not exceed the lesser of $2,000 or 100% of your compensation. If both you and your spouse have a traditional IRA (including Roth IRAs) and file a joint return, the combined maximum amount that you and your can contribute to your IRAs may not exceed $4,000 (up to $2,000 for each spouse). If you do not receive compensation during the year, you cannot make contributions to your traditional IRA unless you file jointly with a spouse who has received compensation or if you receive alimony. If you or your spouse have more than one IRA, your total contributions may not exceed the contribution limit outlined above.

LIMITS ON CONTRIBUTIONS -- SEP IRA: Typically, an employer can contribute up to the lesser of 15% of a participating, qualifying employee's compensation or $30,000 to the employee's IRA that has been established under the SEP plan. Certain contribution limits are applicable for highly compensated employees. In addition to employer contributions, you are permitted to make contributions to your SEP IRA.

LIMITS ON CONTRIBUTIONS -- ROTH IRA: Generally, you can make contributions to a Roth IRA if you receive compensation during the year and your adjusted gross income ("AGI") does not exceed the amount specified below. Contributions to a Roth IRA for any taxable year may not exceed the lesser of $2,000 or 100% of your compensation. You are permitted to make contributions even after you have reached age 70 1/2. The amount you may contribute to your Roth IRA may be reduced if your modified AGI exceeds $95,000 (single), $150,000 (married filing jointly) or $10,000 (married filing separately and lived with spouse during the year). The amount you can contribute is fully phased out if your AGI exceeds $110,000 (single) or $160,000 (married filing jointly).

EXCESS CONTRIBUTIONS -- TRADITIONAL IRA AND ROTH IRA: You are not permitted to make contributions to your IRA that are in excess of your allowable maximum contributions for the tax year. You will be subject to a 6% penalty tax on the excess amount for each year that it remains in your IRA. This limit applies whether your contributions are deductible or not. You are not permitted to reduce your excess contribution by applying it to an earlier tax year in which you did not make a maximum allowable contribution. However, you can apply your excess contribution to a later year if it does not exceed the maximum allowable amount for the later tax year. You will not be subject to the 6% penalty tax if you withdraw your excess contribution and income earned on the excess contribution by the due date of your return (including extensions). If you make a withdrawal of excess contributions (plus earned income), it must be completed by the date your tax return is due (including extensions). However, it is important to note that you will be taxed on the earned income of the excess contribution once you withdraw it from your IRA. If you are under age 59 1/2, an additional 10% early withdrawal penalty on the earnings may also apply. Publication 590 offers additional information concerning excess contributions.

PROHIBITION ON FIXED CONTRIBUTIONS -- TRADITIONAL IRA AND ROTH IRA: Although there are limits upon the amount you may contribute to your IRA, we are prohibited from requiring that you make fixed contributions to your IRA. We cannot cancel your IRA annuity contract should you choose not to make any further contributions to your IRA.

Please note that because the minimum issue amount for some of our annuity products exceeds the amount you are permitted to contribute to an IRA, the only practical use of such annuities is in connection with a rollover, trustee to trustee transfer or conversion. Additionally, some of the annuity contracts in our product portfolio are single premium contracts. If you purchase a single premium contract (such as a single premium immediate annuity), you cannot make any additional traditional IRA or Roth IRA contributions into the same contract.

TAX DEDUCTION ON CONTRIBUTIONS

TRADITIONAL IRA: You may deduct the full amount of your traditional IRA contribution up to the annual maximum provided you (or both you and your spouse) are not an active participant in an employer-sponsored retirement plan for any part of such year. Employer-sponsored retirement plans can include qualified plans, SEP plans, 401(k) plans, 403(b) plans and certain governmental plans. Special rules apply for purposes of determining whether you or your spouse are active participants in an employer-sponsored retirement plan. Your participation status is typically listed on your Form W-2 for the year. You should consult your own tax or financial advisor to determine whether you or your spouse are active participants.

If you are an active participant in an employer-sponsored retirement plan, you may deduct the full amount of your traditional IRA contribution if you have modified adjusted gross income equal to or below a specified level. If you are married and if only one spouse is an active participant, special phase out rules may apply. Your traditional IRA deduction is phased out at a rate of $200 per $1,000 of modified adjusted gross income in

IS-2   THIS IRA/ROTH IRA/SEP DISCLOSURE STATEMENT IS NOT PART OF THE PROSPECTUS.

excess of the initial phase out amount as shown in the chart below.

      TRADITIONAL IRA: DEDUCTION PHASE OUT AMOUNTS FOR ACTIVE PARTICIPANTS

               SINGLE FILING STATUS    MARRIED (FILING JOINTLY)  MARRIED (FILING SEPARATELY)
             BEGIN PHASE   END PHASE   BEGIN PHASE   END PHASE                     END PHASE
 TAX YEAR        OUT          OUT          OUT          OUT      BEGIN PHASE OUT      OUT

---------------------------------------------------------------------------------------------
   1998       $  30,000    $  40,000    $  50,000    $  60,000      $       0      $  10,000
   1999       $  31,000    $  41,000    $  51,000    $  61,000      $       0      $  10,000
   2000       $  32,000    $  42,000    $  52,000    $  62,000      $       0      $  10,000

If your modified adjusted gross income exceeds the applicable maximum level specified above, then you may not deduct any portion of your traditional IRA contribution. You can still contribute up to your annual maximum amount even if you cannot deduct the full amount of your traditional IRA contribution under the rules described above. The combined total of deductible and nondeductible contributions must not exceed your annual maximum amount for your traditional IRAs and Roth IRAs.

ROTH IRA: Contributions that you make to a Roth IRA are never tax deductible.

SEP: You may deduct contributions that you have made to your SEP IRA. However, your deduction may be reduced because you may be considered an active participant in an employer sponsored plan. You may not take a deduction for the contributions that your employer makes to your SEP IRA.

TRADITIONAL IRA ROLLOVERS AND TRANSFERS

You are permitted to transfer funds between traditional IRAs and other qualified retirement plans by using the following methods:

1.  ROLLOVERS

    a. ROLLOVER FROM ONE TRADITIONAL IRA TO ANOTHER: You may rollover all or a part of the assets from one traditional IRA and reinvest them in another traditional IRA tax-free once each year. If you receive the traditional IRA funds directly, you must place the entire amount you received into your new traditional IRA by the 60th day after the date the funds are distributed to you from your first traditional IRA. This will enable you to receive tax-free treatment of the rollover.

    b. ROLLOVER FROM A QUALIFIED PLAN TO A TRADITIONAL IRA: If you receive a distribution from a tax-qualified retirement plan, profit-sharing plan, Keogh plan, 401(k) plan or 403(b) tax-sheltered annuity plan, you may roll over tax-free (within 60 days of receiving the funds) all or part of the distribution attributable to employer contributions into one or more traditional IRAs. If you receive a distribution from your employer's qualified plan that otherwise qualifies for rollover treatment, you can also roll over tax-free the part of the distribution that is due to your deductible voluntary payments to the plan. You cannot roll over any payments you made to your employer's plan except deductible voluntary payments.

    c. CONDUIT IRA: If you receive a distribution from your employer's plan and roll it over into a conduit IRA, you may later roll over those assets into a new employer's plan, provided these assets are kept in a separate account (separate from regular traditional IRA contributions).

   PARTIAL ROLLOVER: If you withdraw assets from your traditional IRA, you may rollover a portion of the withdrawal into another traditional IRA and keep the remaining portion. The portion that you rollover (within the prescribed 60 day time limit) will be considered a tax free rollover. The portion that you keep will be treated as a distribution taxable to you. The amount that you keep in a partial rollover may also be subject to a 10% early withdrawal penalty.

2. TRUSTEE-TO-TRUSTEE TRANSFERS: The IRS permits you to transfer funds in your traditional IRA from one trustee directly to another. Since no distribution of your traditional IRA funds are made directly to you, the transfer is tax free. The IRS permits you to make more than one transfer per year.

It is important to note that if you roll over or transfer funds from a qualified plan that is governed by the Employee Retirement Income Security Act ("ERISA") to a traditional IRA, your traditional IRA will not be subject to the laws outlined under ERISA. As such, any rights that you or your spouse would have had under ERISA laws will no longer be applicable under a traditional IRA.

There are also a number of certain tax effects and special restrictions on traditional IRA rollovers. You are encouraged to consult with your tax advisor or local IRS district office for information concerning your specific

THIS IRA/ROTH IRA/SEP DISCLOSURE STATEMENT IS NOT PART OF THE PROSPECTUS.   IS-3
situation before proceeding with a traditional IRA rollover. IRS Publication 590 also offers additional information concerning rollovers and transfers.

ROTH IRA CONVERSIONS AND ROLLOVERS

ROTH IRA CONVERSIONS: You may be permitted to convert funds from a traditional IRA, SEP IRA or SIMPLE IRA into a Roth IRA. A conversion to a Roth IRA is treated as a taxable distribution, regardless of the manner in which the conversion is made. There is no limit on the number of conversions that may be made to a Roth IRA in a given year. The one rollover per year limitation does not apply to conversions. A traditional IRA may be converted to a Roth IRA if your modified adjusted gross income is $100,000 or less and you are not married filing separately (however, amounts received in income from the conversion are not applied toward modified adjusted gross income).

The methods by which you can convert funds into a Roth IRA are as follows:

    1. You can take a distribution from a traditional IRA, SEP IRA or SIMPLE IRA and convert it to a Roth IRA within 60 days after receiving the funds;

    2.  You can convert funds to a Roth IRA in a trustee-to-trustee transfer; or

    3. You can direct the trustee of your IRA to convert funds to a Roth IRA that is held by the same trustee.

If you withdraw funds from your traditional IRA and you convert the funds into a Roth IRA within the sixty day time period applicable to rollovers, the 10% penalty on early withdrawals will not apply.

A conversion is not considered a tax-free exchange. You will be taxed on the amount you must include in income as a result of the withdrawal from your traditional IRA. If you made a conversion in 1998, you were eligible to have the taxable income of the conversion spread over a four year period. However, for conversions made after December 31, 1998, the taxable portion of the amount converted must be included in your income for the year in which the conversion was made.

ROLLOVER FROM A ROTH IRA: You are permitted to withdraw all or a portion of the assets from your Roth IRA and roll over to another Roth IRA tax-free. However, you must complete the rollover to the other Roth IRA within 60 days of receiving the funds to be eligible for tax-free treatment.

PARTIAL CONVERSIONS: You are permitted to convert a portion of the conversion amount into a Roth IRA and keep the remaining portion. The remaining amount that you keep will generally be considered taxable and could be subject to the 10% early withdrawal penalty.

RECHARACTERIZATIONS -- TRADITIONAL IRA AND ROTH IRA: If you have converted a traditional IRA to a Roth IRA in error, or if you wish to change the nature of a contribution that you made either to a traditional IRA or Roth IRA, you may recharacterize your contribution. In addition to the amount of the contribution or conversion you are recharacterizing, you must also recharacterize the earnings or losses on the contribution or conversion amount. The contribution that you are recharacterizing will be treated as having been made to the IRA that is receiving the amounts in the recharacterization. If you recharacterize a contribution, the recharacterization must be made through a trustee-to-trustee transfer. The recharacterization must be made by the due date for filing your return (including extensions).

RECONVERSIONS -- ROTH IRA: If you convert a traditional IRA to a Roth IRA and later recharacterize your contribution to a traditional IRA, you are permitted to reconvert your traditional IRA to a Roth IRA. The IRS has limited the number of reconversions you may complete to one each year. If you reconvert a contribution in excess of the one-per-year limit (excess reconversion), the excess reconversion and immediately preceding recharacterization will be disregarded. The amount you includible in income will be based upon your last valid reconversion that occurred before the excess reconversion.

DISTRIBUTIONS

There are a number of important rules pertaining to distributions from your traditional IRA or Roth IRA. Some of the more important rules are described below:

TAXATION OF DISTRIBUTIONS -- TRADITIONAL IRA: With the exception of traditional IRA rollover transactions, any money you receive from your traditional IRA is a distribution and must be included in your gross income as ordinary taxable income in the year received. If you withdraw an amount from any traditional IRA during a taxable year and you have previously made both deductible and nondeductible IRA contributions, then part of the amount withdrawn is excludible from ordinary income and not subject to taxation. The amount excludible for the taxable year is the portion of the amount withdrawn which bears the same ratio to the amount withdrawn for the taxable year as your aggregate nondeductible traditional IRA contributions remaining in all of your traditional IRAs bear to the aggregate balance of all your traditional IRAs at the end of the year times the amount of the distribution during the year. For example, in 1998 an individual withdraws $1,000 from a traditional IRA to which both deductible and nondeductible contributions were made. At the end of 1998, the account balance is $5,000 of which $2,500

IS-4   THIS IRA/ROTH IRA/SEP DISCLOSURE STATEMENT IS NOT PART OF THE PROSPECTUS.

was nondeductible contributions. The amount excludible from income is $500 ($2,500/$5,000 x $1,000).

PENALTIES ON PREMATURE DISTRIBUTION -- TRADITIONAL IRA: You can withdraw assets from your traditional IRA after age 59 1/2 without penalty. However, you are not required to make withdrawals until you reach age 70 1/2. If you withdraw any of the funds in your traditional IRA before age 59 1/2, the amount includible in your gross income is subject to a 10% nondeductible penalty tax unless:

    1.  the withdrawal is made because of your death or permanent disability;

    2.  the withdrawal is an exempt withdrawal of an excess contribution;

    3. the withdrawal is a) rolled over into another qualified plan; b) rolled over into a traditional IRA; or c) converted to a Roth IRA; or

    4. the withdrawal will be paid to your former spouse or other payee under a domestic relations order.

You can choose to receive installment payments in substantially equal amounts over a period that does not exceed your life expectancy or the life expectancy of you and your designated beneficiary without penalty. You must receive the distributions under an IRS-approved method of distribution in order to avoid the 10% early withdrawal penalty. You should be aware, however, that the 10% penalty tax will be applied retroactively to all installment payments if you alter the method of distribution before you attain age 59 1/2 to a method that does not qualify for the exception. This 10% penalty tax will also be retroactively applied if you do not receive the installment payments under a method that qualifies for the exception for at least five years.

You can also withdraw funds held in your traditional IRA without any tax penalty before you reach age 59 1/2 if your medical expenses are in excess of 7 1/2% of your adjusted gross income or if you are paying insurance premiums after the loss of your job.

Withdrawals from your traditional IRA for qualified first time home buyer expenses and qualified higher education expenses may be exempt from 10% early withdrawal penalties. Certain conditions and restrictions apply in order to qualify for these penalty free withdrawals.

If you made traditional IRA contributions within a specific year, you can withdraw them without penalty up to the due date of your return (including extensions). You may not take a deduction for the contributions you withdraw and you must also withdraw any interest or growth earned on such contributions. You must include in income (for the year in which you made the withdrawn contributions) the earnings on the contributions you withdraw.

REQUIRED MINIMUM DISTRIBUTIONS -- TRADITIONAL IRA: The amounts you contribute to your traditional IRA are not to be held in your traditional IRA indefinitely. You are required to begin receiving minimum distributions from your IRA no later than April 1st following the year in which you reach age 70 1/2. For each year after your initial required distribution date, you must withdraw your required minimum distributions by December 31st of each calendar year. Minimum distribution calculations are based upon your life expectancy or the life expectancy of you and your designated beneficiary. Your life expectancy (and your spouse's life expectancy if your spouse is your designated beneficiary) may be recalculated each year. If your beneficiary is not your spouse and more than ten years younger than you, required minimum distributions from your traditional IRA must also meet Minimum Distribution Incidental Benefit ("MDIB") requirements. You must make additional calculations to meet the MDIB requirements. These calculations are discussed further in IRS Publication 590.

If the amount distributed during a taxable year is less than your required minimum distribution amount, you will be subject to a penalty tax equal to 50% of the deficiency unless you can prove that the failure to make such minimum distribution was due to reasonable cause, or demonstrate that reasonable steps are being taken to remedy the shortfall. IRS Publication 590 contains a worksheet for figuring the minimum amount that should be distributed from your traditional IRA.

DISTRIBUTION OF DEATH BENEFIT -- TRADITIONAL IRA: Your designated beneficiaries will receive the proceeds of your traditional IRA after you die. After your death, your beneficiary may elect to receive the traditional IRA funds either in a lump sum or in a series of periodic payments. Your beneficiary will be subject to the following rules:

    1. If you were receiving required minimum distributions from your traditional IRA prior to your death, the remaining funds in your traditional IRA must be distributed to your designated beneficiary at least as rapidly as under the method of distribution in effect prior to your death.

    2. If you were not receiving required minimum distributions from your traditional IRA prior to your death, in general all of the funds in your traditional IRA must be entirely distributed to your designated beneficiary within five years of your date of death. However, the following exceptions to the five-year distribution rule may apply:

        a. The five-year distribution rule does not apply if the funds in your traditional IRA will be payable to your designated beneficiary over a period that is not longer than the life expectancy of the beneficiary (and

THIS IRA/ROTH IRA/SEP DISCLOSURE STATEMENT IS NOT PART OF THE PROSPECTUS.   IS-5
            if the distribution commences no later than December 31st of the year following your death);

        b. If your surviving spouse is your beneficiary, he or she may elect (within the five-year period commencing with your date of death) to receive your traditional IRA funds over a period that is not longer than his or her life expectancy (and commencing prior to the date you would have attained age 70 1/2); or

        c. If your surviving spouse is your beneficiary, he or she may elect to roll over the funds in your traditional IRA to his or her own account (or treat your traditional IRA as his or her own by making regular or rollover deposits into such IRA).

The designation of a beneficiary to receive funds from your traditional IRA upon your death is not considered a transfer subject to federal gift tax. However, any funds remaining in your traditional IRA upon your death will be includible in your federal gross estate.

DISTRIBUTIONS -- ROTH IRAS: You are not required to take minimum distributions from your Roth IRA. However, amounts that you convert or contribute to your Roth IRA are not to be kept indefinitely.

If you elected to spread the taxable portion of your converted amount over the four year period (see section of this Disclosure entitled "Roth IRA Conversions") and you take a distribution attributable to the converted amount within the four year period, then special rules will apply. For instance, you will be required to accelerate the income inclusion for the taxable amount in the year you take the distribution.

TAXATION AND PENALTIES OF DISTRIBUTIONS -- ROTH IRA: Qualified distributions from a Roth IRA are not included in your gross income and are not subject to a 10% early withdrawal penalty. To be considered a qualified distribution, the distribution must satisfy a five year holding period. The five year holding period begins with the first tax year in which a contribution was made to your Roth IRA. In addition to the five year holding period, your distribution must also meet one of the following requirements in order to receive tax free treatment:

    1.  made on or after the date on which you attain age 59 1/2;

    2.  made to a beneficiary (or to your estate) on or after your death;

    3.  attributable to your disability; or

    4. a distribution to pay for qualified first time home buyer expense (up to a $10,000 lifetime limit).

If you make a withdrawal from your Roth IRA that is not a qualified distribution, part of the withdrawal may be considered taxable. IRS Publication 590 provides information on calculating the taxable part of your Roth IRA distribution that is not considered a qualified distribution.

DISTRIBUTION OF DEATH BENEFIT -- ROTH IRA: Although you are not required to take minimum distributions from your Roth IRA, certain minimum distributions rules applicable to traditional IRAs are also applicable to Roth IRAs after the death of the Roth IRA owner (see section in this Disclosure entitled "Distributions of Death Benefit -- Traditional IRA"). If someone other than your spouse is named as your beneficiary, your beneficiary is required to receive minimum distributions from your Roth IRA after your death. The minimum distribution rules for traditional IRAs will be applicable to your beneficiary. The funds received by your beneficiary are not taxed. However, if you die within the five year holding period for Roth IRAs, your beneficiary will be taxed on the earnings and the amount of your Roth IRA will be includible in your federal gross taxable estate.

If you elected to have converted amounts included in your income over the four year period and you die before having included all of the amounts in income, special rules will apply. The amounts that were not included in income will need to be included in your gross income for the year of your death. An exception is applicable if your spouse is entitled to your IRA upon your death. Your spouse can continue to include the amounts in income over the remaining years of the four year period.

HOW TO FILE IRA INFORMATION WITH THE IRS

You will be required to file certain information with the IRS. Some of the more common filing requirements are listed below:

TRADITIONAL IRA CONTRIBUTIONS: You will need to report your deductible traditional IRA contributions on IRS Form 1040 or Form 1040A. You are required to report nondeductible traditional IRA contributions on IRS Form 8606. You can be subject to a penalty each time you overstate the amount of your nondeductible contributions unless you can prove that the overstatement was due to reasonable cause.

ROTH IRA CONTRIBUTIONS: You will need to report your Roth IRA contributions on IRS Form 8606. You must designate it as a nondeductible contribution on your federal tax return. The IRS may impose a penalty each time you overstate the amount of your nondeductible contributions unless you can prove that the overstatement was due to reasonable cause.

IS-6   THIS IRA/ROTH IRA/SEP DISCLOSURE STATEMENT IS NOT PART OF THE PROSPECTUS.

TRADITIONAL IRA DISTRIBUTIONS: You will need to report your taxable and non-taxable traditional IRA distributions (including taxable premature distributions) on IRS Form 1040.

ROTH IRA DISTRIBUTIONS: You will need to report your taxable or non-taxable Roth IRA distributions (including taxable premature distributions) on IRS Form 1040.

ROLLOVERS: Any rollover to a traditional IRA must be reported on IRS Form 1040.

EXCESS CONTRIBUTIONS: If you made an excess contribution and withdrew the excess amount, you will need to report it on IRS Form 1040.

CONVERSIONS: Conversions to a Roth IRA must be reported on IRS Form 1040. You will need to use IRS Form 8606 to determine the amount to report on IRS Form 1040.

OTHER REPORTING REQUIREMENTS: If you have incurred a tax on premature distributions, prohibited transactions, excess contributions and excess accumulations, you must file IRS Form 5329.

PROHIBITED TRANSACTIONS

Generally, a prohibited transaction is any improper use of your IRA such as: borrowing money from it, using it as security for a loan, selling property to it and receiving unreasonable compensation for managing it. If you engage in a prohibited transaction, a significant penalty tax may be imposed and your IRA may lose its tax exempt status. If you make a prohibited transaction, you must also include the fair market value of your IRA in your gross income for the year in which the prohibited transaction occurred.

OTHER INFORMATION

INTERNAL REVENUE SERVICE: You are encouraged to obtain further information regarding your IRAs in IRS Publication 590 entitled "Individual Retirement Arrangements (IRAs)" from any district office of the Internal Revenue Service. This Publication, along with other IRS forms and publications, can also be viewed on the IRS's website at WWW.IRS.USTREAS.GOV.

The Internal Revenue Service has not issued approval of these Lincoln Life contracts for use with traditional IRA and SEP plans. IRS approval is a determination only as to the form of the account, contract, or annuity, and does not represent a determination of the merits of the investment in such account, contract, or annuity.

FINANCIAL DISCLOSURE

THIS IRA/ROTH IRA/SEP DISCLOSURE STATEMENT IS NOT PART OF THE PROSPECTUS.   IS-7

ILLUSTRATION OF ACCUMULATIONS FOR PERIODIC AND SINGLE PREMIUM DEFERRED CONTRACTS

          AGE 60             AGE 60              AGE 65             AGE 60              AGE 70             AGE 70
          GUARANTEED         GUARANTEED          GUARANTEED         GUARANTEED          GUARANTEED         GUARANTEED
          SURRENDER VALUE    SURRENDER VALUE     SURRENDER VALUE    SURRENDER VALUE     SURRENDER VALUE    SURRENDER VALUE
AGE AT    $1,000 ANNUAL      $1,000 LUMP         $1,000 ANNUAL      $1,000 LUMP         $1,000 ANNUAL      $1,000 LUMP
OPENING   CONTRIBUTION*      SUM CONTRIBUTION    CONTRIBUTION*      SUM CONTRIBUTION    CONTRIBUTION*      SUM CONTRIBUTION
----------------------------------------------------------------------------------------------------------------------------
   18        $99,179.85          $4,718.23          $123,210.63         $5,603.78          $151,751.67         $6,655.54
   19         94,850.10           4,558.68           118,068.24          5,414.28           145,644.12          6,430.47
   20         90,666.76           4,404.52           113,099.75          5,231.19           139,743.12          6,213.01
   21         86,624.89           4,255.58           108,299.27          5,054.28           134,041.66          6,022.91
   22         82,719.72           4,111.67           103,661.15          4,883.37           128,533.00          5,799.92
   23         78,946.59           3,972.63            99,179.85          4,718.23           123,210.63          5,603.78
   24         75,301.05           3,838.29            94,850.10          4,558.68           118,068.24          5,414.28
   25         71,778.79           3,708.49            90,666.76          4,404.52           113,099.75          5,231.19
   26         68,375.64           3,583.08            86,624.89          4,255.58           108,299.27          5,054.29
   27         65,087.59           3,461.92            82,719.72          4,111.67           103,661.15          4,883.37
   28         61,910.71           3,344.85            78,946.59          3,972.63            99,179.85          4,718.23
   29         58,841.27           3,231.73            75,301.05          3,838.29            94,850.10          4,558.68
   30         55,875.62           3,122.45            71,778.79          3,708.49            90,666.76          4,404.52
   31         53,010.26           3,016.86            68,375.64          3,583.08            86,624.89          4,255.58
   32         50,241.81           2,914.84            65,087.59          3,461.92            82,719.72          4,111.67
   33         47,566.97           2,816.27            61,910.71          3,344.85            78,946.59          3,972.63
   34         44,982.58           2,721.03            58,841.27          3,231.73            75,301.05          3,838.29
   35         42,485.58           2,629.02            55,875.62          3,122.45            71,778.79          3,708.49
   36         40,073.02           2,540.11            53,010.26          3,016.86            68,375.64          3,583.08
   37         37,742.07           2,454.22            50,241.81          2,914.84            65,087.59          3,461.92
   38         35,489.92           2,371.22            47,566.97          2,816.27            61,910.71          3,344.85
   39         33,313.93           2,291.04            44,982.58          2,721.03            58,841.27          3,231.73
   40         31,211.53           2,213.56            42,485.58          2,629.02            55,875.62          3,122.45
   41         29,180.22           2,138.71            40,073.02          2,540.11            53,010.26          3,016.86
   42         27,217.60           2,066.38            37,742.07          2,454.22            50,241.81          2,914.84
   43         25,321.36           1,996.51            35,489.92          2,371.22            47,566.97          2,816.27
   44         23,489.23           1,928.99            33,313.93          2,291.04            44,982.58          2,721.03
   45         21,719.07           1,863.76            31,211.53          2,213.56            42,485.58          2,629.02
   46         20,008.76           1,800.73            29,180.22          2,138.71            40,073.02          2,540.11
   47         18,356.29           1,739.84            27,217.60          2,066.38            37,742.07          2,454.22
   48         16,759.70           1,681.01            25,321.36          1,996.51            35,489.92          2,371.22
   49         15,217.10           1,624.16            23,489.23          1,928.99            33,313.93          2,291.04
   50         13,726.67           1,569.24            21,719.07          1,863.76            31,211.53          2,213.56
   51         11,795.17           1,516.17            20,008.76          1,800.73            29,180.22          2,138.71
   52         10,404.59           1,457.86            18,356.29          1,739.84            27,217.60          2,066.38
   53          9,067.49           1,401.78            16,759.70          1,681.01            25,321.36          1,996.51
   54          7,781.82           1,334.39            15,217.10          1,624.16            23,489.23          1,928.99
   55          6,545.59           1,270.11            13,726.67          1,569.24            21,719.07          1,863.76
   56          5,133.71           1,208.80            11,795.17          1,516.17            20,008.76          1,800.73
   57          4,014.65           1,144.82            10,404.59          1,457.86            18,356.29          1,739.84
   58          2,943.78           1,084.11             9,067.49          1,401.78            16,759.70          1,681.01
   59          1,919.03           1,026.50             7,781.82          1,334.39            15,217.10          1,624.16
   60            938.40             971.85             6,545.39          1,270.11            13,726.67          1,569.24
   61                                                  5,133.71          1,208.80            11,795.17          1,516.17
   62                                                  4,014.65          1,144.82            10,404.59          1,457.86
   63                                                  2,943.78          1,084.11             9,067.49          1,401.78
   64                                                  1,919.03          1,026.50             7,781.82          1,334.39
   65                                                    938.40            971.85             6,545.59          1,270.11
   66                                                                                         5,133.71          1,208.80
   67                                                                                         4,014.63          1,144.82
   68                                                                                         2,943.78          1,084.11
   69                                                                                         1,919.03          1,026.50
   70                                                                                           938.40            971.85

The table above shows accumulations using the guaranteed interest rates of 4 1/2% during the first five contract years, 4% during the next five contract years and 3 1/2% thereafter and includes applicable surrender charges. This table is applicable only to the Fixed Account of the Multi
Fund-Registered Trademark- contract.

*Periodic deferred contracts only.

IS-8   THIS IRA/ROTH IRA/SEP DISCLOSURE STATEMENT IS NOT PART OF THE PROSPECTUS.

ILLUSTRATIONS OF ACCUMULATIONS FOR FLEXIBLE PREMIUM DEFERRED CONTRACT MULTI FUND
2

          AGE 60             AGE 60              AGE 65             AGE 65              AGE 70             AGE 70
          GUARANTEED         GUARANTEED          GUARANTEED         GUARANTEED          GUARANTEED         GUARANTEED
          SURRENDER VALUE    SURRENDER VALUE     SURRENDER VALUE    SURRENDER VALUE     SURRENDER VALUE    SURRENDER VALUE
AGE AT    $1,000 ANNUAL      $1,000 LUMP         $1,000 ANNUAL      $1,000 LUMP         $1,000 ANNUAL      $1,000 LUMP
OPENING   CONTRIBUTION       SUM CONTRIBUTION    CONTRIBUTION       SUM CONTRIBUTION    CONTRIBUTION       SUM CONTRIBUTION
----------------------------------------------------------------------------------------------------------------------------
   18        $98,899.94          $2,270.50          $122,930.75         $2,562.58          $151,471.81         $2,909.48
   19         94,570.19           2,217.87           117,788.36          2,500.08           145,364.26          2,835.25
   20         90,386.85           2,167.03           112,819.86          2,439.69           139,463.25          2,763.52
   21         86,344.97           2,117.90           108,019.38          2,381.34           133,761.78          2,694.23
   22         82,439.78           2,070.44           103,381.24          2,324.97           128,253.13          2,627.27
   23         78,666.65           2,024.58            98,899.94          2,270.50           122,930.75          2,562.58
   24         75,021.11           1,980.27            94,570.19          2,217.87           117,788.36          2,500.08
   25         71,498.85           1,937.46            90,386.85          2,167.03           112,819.86          2,439.69
   26         68,095.70           1,896.09            86,344.97          2,117.90           108,019.38          2,381.34
   27         64,807.63           1,856.13            82,439.78          2,070.44           103,381.24          2,324.97
   28         61,630.76           1,817.52            78,666.65          2,024.58            98,899.94          2,270.50
   29         58,561.31           1,780.21            75,021.11          1,980.27            94,570.19          2,217.87
   30         55,595.66           1,744.16            71,498.85          1,937.46            90,386.85          2,167.03
   31         52,730.30           1,709.34            68,095.70          1,896.09            86,344.97          2,117.90
   32         49,961.84           1,675.69            64,807.63          1,856.13            82,439.78          2,070.44
   33         47,286.99           1,643.18            61,630.76          1,817.52            78,666.65          2,024.58
   34         44,702.60           1,611.76            58,561.31          1,780.21            75,021.11          1,980.27
   35         42,205.60           1,581.41            55,595.66          1,744.16            71,498.85          1,937.46
   36         39,793.05           1,552.09            52,730.30          1,709.34            68,095.70          1,896.09
   37         37,462.08           1,523.76            49,961.84          1,675.69            64,807.63          1,856.13
   38         35,209.93           1,496.39            47,286.99          1,643.18            61,630.76          1,817.52
   39         33,033.94           1,469.94            44,702.60          1,611.76            58,561.31          1,780.21
   40         30,931.54           1,444.38            42,205.60          1,581.41            55,595.66          1,744.16
   41         28,900.23           1,419.70            39,793.05          1,552.09            52,730.30          1,709.34
   42         26,937.61           1,395.84            37,462.08          1,523.76            49,961.84          1,675.69
   43         25,041.36           1,372.79            35,209.93          1,496.39            47,286.99          1,643.18
   44         23,209.24           1,350.52            33,033.94          1,469.94            44,702.60          1,611.76
   45         21,439.07           1,329.01            30,931.54          1,444.38            42,205.60          1,581.41
   46         19,728.77           1,308.22            28,900.23          1,419.70            39,793.05          1,552.09
   47         18,076.30           1,288.14            26,937.61          1,395.84            37,462.08          1,523.76
   48         16,479.71           1,268.73            25,041.36          1,372.79            35,209.93          1,496.39
   49         14,937.11           1,249.98            23,209.24          1,350.52            33,033.94          1,469.94
   50         13,446.67           1,231.87            21,439.07          1,329.01            30,931.54          1,444.38
   51         12,006.64           1,214.36            19,728.77          1,308.22            28,900.23          1,419.70
   52         10,558.12           1,191.70            18,076.30          1,288.14            26,937.61          1,395.84
   53          9,165.30           1,169.90            16,479.71          1,268.73            25,041.36          1,372.79
   54          7,826.06           1,138.94            14,937.11          1,249.98            23,209.24          1,350.52
   55          6,545.33           1,108.79            13,446.67          1,231.87            21,439.07          1,329.01
   56          5,330.12           1,079.41            12,006.64          1,214.36            19,728.77          1,308.22
   57          4,143.75           1,045.56            10,558.12          1,191.70            18,076.30          1,288.14
   58          3,019.77           1,012.74             9,165.30          1,169.90            16,479.71          1,268.73
   59          1,955.90             980.90             7,826.06          1,138.94            14,937.11          1,249.98
   60            950.00             950.00             6,548.33          1,108.79            13,446.67          1,231.87
   61                                                  5,330.12          1,079.41            12,006.64          1,214.36
   62                                                  4,143.75          1,045.56            10,558.12          1,191.70
   63                                                  3,019.77          1,012.74             9,165.30          1,169.90
   64                                                  1,955.90            980.90             7,826.06          1,138.94
   65                                                    950.00            950.00             6,548.33          1,108.79
   66                                                                                         5,330.12          1,079.41
   67                                                                                         4,143.75          1,045.56
   68                                                                                         3,019.77          1,012.74
   69                                                                                         1,955.90            980.90
   70                                                                                           950.00            950.00

The table above shows accumulations using the guaranteed interest rates of 4 1/2% during the first five contract years, 4% during the next five contract years and 3 1/2% thereafter and includes applicable surrender charges. This table is applicable only to the Fixed Account of the Multi
Fund-Registered Trademark- contract.

THIS IRA/ROTH IRA/SEP DISCLOSURE STATEMENT IS NOT PART OF THE PROSPECTUS.   IS-9

ILLUSTRATIONS OF ACCUMULATIONS FOR FLEXIBLE PREMIUM DEFERRED CONTRACT, MULTI FUND 3

          AGE 60             AGE 60              AGE 65             AGE 65              AGE 70             AGE 70
          GUARANTEED         GUARANTEED          GUARANTEED         GUARANTEED          GUARANTEED         GUARANTEED
          SURRENDER VALUE    SURRENDER VALUE     SURRENDER VALUE    SURRENDER VALUE     SURRENDER VALUE    SURRENDER VALUE
AGE AT    $1,000 ANNUAL      $1,000 LUMP         $1,000 ANNUAL      $1,000 LUMP         $1,000 ANNUAL      $1,000 LUMP
OPENING   CONTRIBUTION       SUM CONTRIBUTION    CONTRIBUTION       SUM CONTRIBUTION    CONTRIBUTION       SUM CONTRIBUTION
----------------------------------------------------------------------------------------------------------------------------
   18        $101,347.68         $4,718.24          $125,971.95         $5,603.78          $155,217.87         $6,655.54
   19          96,910.99          4,558.68           120,702.56          5,414.28           148,959.49          6,430.47
   20          92,624.34          4,404.52           115,611.37          5,231.19           142,912.74          6,213.02
   21          88,842.65          4,255.58           110,692.33          5,054.29           137,070.47          6,002.91
   22          84,481.01          4,111.67           105,939.65          4,883.37           131,425.77          5,799.92
   23          80,614.70          3,972.63           101,347.68          4,718.24           125,971.95          5,603.78
   24          76,879.13          3,838.29            96,910.99          4,558.68           120,702.56          5,414.28
   25          73,269.88          3,708.49            92,624.34          4,404.52           115,611.37          5,231.19
   26          69,782.69          3,583.08            88,842.65          4,255.58           110,692.33          5,054.29
   27          66,413.42          3,461.92            84,481.01          4,111.67           105,939.65          4,883.37
   28          63,158.09          3,344.85            80,614.70          3,972.63           101,347.68          4,718.24
   29          60,012.84          3,231.74            76,879.13          3,838.29            96,910.99          4,558.68
   30          56,973.95          3,122.45            73,269.88          3,708.49            92,624.34          4,404.52
   31          54,037.82          3,016.86            69,782.69          3,583.08            88,482.65          4,255.58
   32          51,200.99          2,914.84            66,413.42          3,461.92            84,481.01          4,111.67
   33          48,460.09          2,816.27            63,158.09          3,344.85            80,614.70          3,972.63
   34          45,811.87          2,721.03            60,012.84          3,231.74            76,879.13          3,838.29
   35          43,253.21          2,629.02            56,973.95          3,122.45            73,269.88          3,708.49
   36          40,781.07          2,540.12            54,037.82          3,016.86            69,782.69          3,583.08
   37          38,392.53          2,454.22            51,200.99          2,914.84            66,413.42          3,461.92
   38          36,084.77          2,371.22            48,460.09          2,816.27            63,158.09          3,344.85
   39          33,855.04          2,291.04            45,811.87          2,721.03            60,012.84          3,231.74
   40          31,700.71          2,213.56            43,253.21          2,629.02            56,973.95          3,122.45
   41          29,619.24          2,138.71            40,781.07          2,540.12            54,037.82          3,016.86
   42          27,608.16          2,066.39            38,392.53          2,454.22            51,200.99          2,914.84
   43          25,665.08          1,996.51            36,084.77          2,371.22            48,460.09          2,816.27
   44          23,787.71          1,928.99            33,855.04          2,291.04            45,811.87          2,721.03
   45          21,973.82          1,863.76            31,700.71          2,213.56            43,253.21          2,629.02
   46          20,221.28          1,800.74            29,619.24          2,138.71            40,781.07          2,540.12
   47          18,528.00          1,739.84            27,608.16          2,066.39            38,392.53          2,454.22
   48          16,891.98          1,681.01            25,665.08          1,996.51            36,084.77          2,371.22
   49          15,311.29          1,624.16            23,787.71          1,928.99            33,855.04          2,291.04
   50          13,784.04          1,569.24            21,973.82          1,863.76            31,700.71          2,213.56
   51          12,308.45          1,516.17            20,221.28          1,800.74            29,619.24          2,138.71
   52          10,824.28          1,457.86            18,528.00          1,739.84            27,608.16          2,066.39
   53           9,397.19          1,401.79            16,891.98          1,681.01            25,665.08          1,996.51
   54           8,024.99          1,347.87            15,311.29          1,624.16            23,787.71          1,928.99
   55           6,715.57          1,286.03            13,784.04          1,569.24            21,973.82          1,863.76
   56           5,466.89          1,216.18            12,308.45          1,516.17            20,221.28          1,800.74
   57           4,250.71          1,152.52            10,824.28          1,457.86            18,528.00          1,739.84
   58           3,098.19          1,091.17             9,397.19          1,401.79            16,891.98          1,681.01
   59           2,007.03          1,032.03             8,024.99          1,347.87            15,311.29          1,624.16
   60             975.00            975.00             6,715.57          1,286.03            13,784.04          1,569.24
   61                                                  5,466.89          1,216.18            12,308.45          1,516.17
   62                                                  4,250.71          1,152.52            10,824.28          1,457.86
   63                                                  3,098.19          1,091.17             9,397.19          1,401.79
   64                                                  2,007.03          1,032.03             8,024.99          1,347.87
   65                                                    975.40            975.00             6,715.57          1,286.03
   66                                                                                         5,466.89          1,216.18
   67                                                                                         4,250.71          1,152.52
   68                                                                                         3,098.19          1,091.17
   69                                                                                         2,007.03          1,032.03
   70                                                                                           975.00            975.00

The table above shows accumulations using the guaranteed interest rates of 4 1/2% during the first five contract years, 4% during the next five contract years and 3 1/2% thereafter and includes applicable surrender charges. This table is applicable only to the Fixed Account of the Multi
Fund-Registered Trademark- contract.

IS-10  THIS IRA/ROTH IRA/SEP DISCLOSURE STATEMENT IS NOT PART OF THE PROSPECTUS.

ILLUSTRATIONS OF ACCUMULATIONS FOR FLEXIBLE PREMIUM DEFERRED CONTRACT, MULTI FUND 4

          AGE 60             AGE 60             AGE 65             AGE 65             AGE 70             AGE 70
          GUARANTEED         GUARANTEED         GUARANTEED         GUARANTEED         GUARANTEED         GUARANTEED
          SURRENDER VALUE    SURRENDER VALUE    SURRENDER VALUE    SURRENDER VALUE    SURRENDER VALUE    SURRENDER VALUE
AGE AT    $1,000 ANNUAL      $1,000 LUMP SUM    $1,000 ANNUAL      $1,000 LUMP SUM    $1,000 ANNUAL      $1,000 LUMP SUM
OPENING   CONTRIBUTION       CONTRIBUTION       CONTRIBUTION       CONTRIBUTION       CONTRIBUTION       CONTRIBUTION
-------------------------------------------------------------------------------------------------------------------------
   18        $87,768.41          $3,564.52         $107,260.65         $4,132.25         $129,857.49         $4,790.41
   19         84,203.89           3,460.70          103,128.40          4,011.90          125,067.08          4,650.89
   20         80,743.20           3,359.90           99,116.50          3,895.04          120,416.20          4,515.42
   21         77,383.30           3,262.04           95,221.46          3,781.60          115,900.77          4,383.91
   22         74,121.26           3,167.03           91,439.86          3,671.45          111,516.87          4,256.22
   23         70,954.23           3,074.78           87,768.41          3,564.52          107,260.65          4,132.25
   24         67,879.45           2,985.23           84,203.89          3,460.70          103,128.40          4,011.90
   25         64,894.22           2,898.28           80,743.20          3,359.90           99,116.50          3,895.04
   26         61,995.94           2,813.86           77,383.30          3,262.04           95,221.46          3,781.60
   27         59,182.08           2,731.91           74,121.26          3,167.03           91,439.86          3,671.45
   28         56,450.18           2,652.34           70,954.23          3,074.78           87,768.41          3,564.52
   29         53,797.84           2,575.08           67,879.45          2,985.23           84,203.89          3,460.70
   30         51,222.76           2,500.08           64,894.22          2,898.28           80,743.20          3,359.90
   31         48,722.68           2,427.26           61,995.94          2,813.86           77,383.30          3,262.04
   32         46,295.42           2,356.57           59,182.08          2,731.91           74,121.26          3,167.03
   33         43,938.85           2,287.93           56,450.18          2,652.34           70,954.23          3,074.78
   34         41,650.92           2,221.29           53,797.84          2,575.08           67,879.45          2,985.23
   35         39,429.63           2,156.59           51,222.76          2,500.08           64,894.22          2,898.28
   36         37,273.04           2,093.79           48,722.68          2,427.26           61,995.94          2,813.86
   37         35,179.26           2,032.79           46,295.42          2,356.57           59,182.08          2,731.91
   38         33,146.47           1,973.59           43,938.85          2,287.93           56,450.18          2,652.34
   39         31,172.88           1,916.10           41,650.92          2,221.29           53,797.84          2,575.08
   40         29,256.78           1,860.29           39,429.63          2,156.59           51,222.76          2,500.08
   41         27,396.49           1,806.11           37,273.04          2,093.78           48,722.68          2,427.26
   42         25,590.37           1,753.51           35,179.26          2,032.79           46,295.42          2,356.57
   43         23,836.87           1,702.43           33,146.47          1,973.59           43,938.85          2,287.93
   44         22,134.44           1,652.85           31,172.88          1,916.10           41,650.92          2,221.29
   45         20,481.59           1,604.71           29,256.78          1,860.29           39,429.63          2,156.59
   46         18,876.88           1,557.97           27,396.49          1,806.11           37,273.04          2,093.78
   47         17,318.91           1,512.59           25,590.37          1,753.51           35,179.26          2,032.79
   48         15,806.32           1,468.53           23,836.87          1,702.43           33,146.47          1,973.59
   49         14,337.79           1,425.76           22,134.44          1,652.85           31,172.88          1,916.10
   50         12,912.03           1,384.23           20,481.59          1,604.71           27,396.49          1,806.11
   51         11,527.80           1,343.92           18,876.88          1,557.97           29,256.78          1,860.29
   52         10,183.88           1,304.77           17,318.91          1,512.59           25,590.37          1,753.51
   53          8,879.11           1,266.77           15,806.32          1,468.53           23,836.87          1,702.43
   54          7,612.34           1,229.87           14,337.79          1,425.76           22,134.44          1,652.85
   55          6,392.46           1,184.05           12,912.03          1,384.23           20,481.59          1,604.71
   56          5,218.41           1,129.27           11,527.80          1,343.92           18,876.88          1,557.97
   57          4,089.14           1,085.51           10,183.88          1,304.77           17,318.91          1,512.59
   58          3,003.63           1,042.73            8,879.11          1,266.77           15,806.32          1,468.53
   59          1,960.90           1,000.90            7,612.34          1,229.87           14,337.79          1,425.76
   60            960.00             960.00            6,392.46          1,184.05           12,912.03          1,384.23
   61                                                 5,218.41          1,129.27           11,527.80          1,343.92
   62                                                 4,089.14          1,085.51           10,183.88          1,304.77
   63                                                 3,003.63          1,042.73            8,879.11          1,266.77
   64                                                 1,960.90          1,000.90            7,612.34          1,229.87
   65                                                   960.00            960.00            6,392.46          1,184.05
   66                                                                                       5,218.41          1,129.27
   67                                                                                       4,089.14          1,085.51
   68                                                                                       3,003.63          1,042.73
   69                                                                                       1,960.90          1,000.90
   70                                                                                         960.00            960.00

The table above shows accumulations using the guaranteed interest rate of 3% and includes applicable surrender charges. This table is applicable only to the Fixed Account of the Multi Fund-Registered Trademark- contract.

THIS IRA/ROTH IRA/SEP DISCLOSURE STATEMENT IS NOT PART OF THE PROSPECTUS.  IS-11
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